UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-5986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments

Index Trust, Inc.	March 31, 2009

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/ $ Par	Value
COMMON STOCKS 93.3%		
CONSUMER DISCRETIONARY 12.6%		
Auto Components 0.4%		
American Axle & Manufacturing Holdings	5,830	8
Amerigon (1)	5,300	20
Arvinmeritor	10,055	8
Borg-Warner	16,640	338
Cooper Tire	9,100	37
Drew Industries (1)	4,700	41
Exide Technologies (1)	13,700	41
Gentex	20,460	204
Modine Manufacturing	5,700	14
Noble International	7,500	1
Raser Technologies (1)	8,200	34
Shiloh Industries (1)	6,700	14
Spartan Motors	1,600	6
Standard Motor Products	3,750	10
Stoneridge (1)	3,000	6
Superior Industries International	4,300	51
Tenneco (1)	17,350	28
TRW (1)	7,610	25
		886
Automobiles 0.1%		
Coachmen Industries (1)	4,700	3
Thor Industries	5,900	92
Winnebago	7,520	40
		135
Distributors 0.1%		
Audiovox, Class A (1)	3,864	13
LKQ Corporation (1)	20,200	288

Source Interlink (1)	7,700	2
		303
Diversified Consumer Services 1.6%		
Brinks Home Security (1)	7,649	173
Career Education (1)	12,191	292
Carriage Services (1)	13,600	21
Coinstar (1)	4,150	136
Corinthian Colleges (1)	17,867	347
DeVry	9,800	472
Hillenbrand	8,450	135
ITT Educational Services (1)	4,640	563
Jackson Hewitt Tax Service	3,600	19
Learning Tree International (1)	3,650	31
Matthews International, Class A	6,000	173
Prepaid Legal Services (1)	1,800	52
Regis	6,200	90
Service Corporation International	37,031	129
Sotheby's	9,613	86
Stewart Enterprises, Class A	10,660	35
Strayer Education	1,950	351
The Princeton Review (1)	7,600	33
Universal Technical Institute (1)	3,800	46
Weight Watchers	5,600	104
		3,288
Hotels, Restaurants & Leisure 2.2%		
Ameristar Casinos	6,700	84
Bally Technologies (1)	7,750	143
BJ'S Restaurants (1)	4,033	56
Bluegreen (1)	6,300	11
Bob Evans Farms	4,000	90
Boyd Gaming	10,569	39
Brinker	15,179	229

Buffalo Wild Wings (1)	2,500	92
Burger King	8,000	184
California Pizza Kitchen (1)	4,550	60
CEC Entertainment (1)	3,592	93
Chipotle Mexican Grill (1)	4,500	299
Choice Hotels International	5,900	152
Churchill Downs	1,400	42
CKE Restaurants	7,650	64
Cracker Barrel Old Country Store	2,900	83
DineEquity	4,000	47
Domino's Pizza (1)	8,464	55
Dover Downs Gaming & Entertainment	5,367	17
Dover Motorsports	3,163	6
Empire Resorts (1)	17,050	13
Famous Dave's of America (1)	4,400	14
Frisch's Restaurants	3,100	63
Gaming Partners International (1)	9,300	53
Gaylord Entertainment (1)	8,100	68
International Speedway, Class A	3,075	68
Isle of Capris Casinos (1)	3,480	18
Jack In The Box (1)	8,600	200
Krispy Kreme, Warrant, 3/2/12 (1)	190	—
Landry's Seafood Restaurant	3,100	16
Life Time Fitness (1)	5,100	64
Marcus	2,750	23
MGM Mirage (1)	22,697	53
MTR Gaming Group (1)	3,600	3
Multimedia Games (1)	4,800	10
O'Charley's	6,900	21
Panera Bread, Class A (1)	4,200	235
Papa John's International (1)	2,920	67
Peet's Coffee & Tea (1)	3,900	84
Penn National Gaming (1)	10,700	258
PF Chang's China Bistro (1)	2,940	67

Pinnacle Entertainment (1)	11,900	84
Red Robin Gourmet Burgers (1)	3,850	68
Royal Caribbean Cruises	18,021	144
Ruby Tuesday (1)	5,700	17
Scientific Games, Class A (1)	8,930	108
Shuffle Master (1)	5,700	16
Six Flags (1)	19,050	5
Sonic (1)	10,650	107
Speedway Motorsports	2,620	31
Steak 'N Shake (1)	8,700	66
Texas Roadhouse, Class A (1)	8,900	85
The Cheesecake Factory (1)	9,940	114
Vail Resorts (1)	4,100	84
Wendy's / Arby's Group	56,840	286
WMS Industries (1)	6,995	146
		4,605
Household Durables 1.0%		
American Greetings, Class A	5,350	27
Beazer Homes (1)	7,870	8
Blyth	1,337	35
Brookfield Homes	2,232	8
Champion Enterprises (1)	11,809	6
CSS Industries	1,900	32
Ethan Allen Interiors	4,000	45
Furniture Brands International	7,530	11
Hovnanian Enterprises (1)	5,930	9
iRobot (1)	4,600	35
Jarden (1)	11,813	150
La-Z-Boy	8,150	10
Libbey	10,200	9
M/i Homes	5,070	35
MDC Holdings	5,491	171
Meritage (1)	6,100	70

Mohawk Industries (1)	8,054	241
National Presto	1,800	110
NVR (1)	753	322
Orleans Homebuilders	4,400	11
Palm Harbor Homes (1)	6,300	14
Russ Berrie (1)	5,800	8
Ryland Group	6,446	107
Sealy (1)	8,100	12
Standard Pacific (1)	10,100	9
Stanley Furniture	1,200	9
Tempur-Pedic	12,550	92
Toll Brothers (1)	17,620	320
Tupperware Brands	7,620	129
Universal Electronics (1)	2,500	45
		2,090
Internet & Catalog Retail 0.6%		
1-800-Flowers.com (1)	7,868	16
Blue Nile (1)	2,800	84
Drugstore.com (1)	9,350	11
Hollywood Media (1)	4,500	4
IAC/InterActiveCorp (1)	9,600	146
Netflix (1)	6,900	296
Nutri/System	9,000	129
Overstock.com (1)	6,300	58
priceline.com (1)	5,700	449
ValueVision Media (1)	21,620	15
		1,208
Leisure Equipment & Products 0.3%		
Arctic Cat	14,337	55
Brunswick	17,100	59
Callaway Golf	8,350	60
JAKKS Pacific (1)	4,000	49

Johnson Outdoors, Class A	4,300	22
Marine Products	7,100	30
Nautilus Group (1)	6,337	4
Polaris Industries	5,270	113
Pool	6,177	83
RC2 Corporation (1)	2,200	12
Steinway Musical Instruments (1)	2,600	31
Sturm Ruger & Company (1)	5,600	69
		587
Media 2.0%		
4Kids Entertainment (1)	7,450	8
AH Belo, Class A	1,476	1
Alloy (1)	3,525	15
Arbitron	5,720	86
Ascent Media, Class A (1)	1,793	45
Beasley Broadcast Group, Class A	6,100	13
Belo, Class A	7,380	5
Cablevision, Class A	32,659	423
CKX (1)	5,600	23
Clear Channel Outdoor, Class A (1)	6,300	23
Cox Radio, Class A (1)	6,650	27
Cumulus Media, Class A (1)	7,505	8
Discovery Communications, Class A (1)	335	5
Discovery Communications, Class C (1)	40,535	594
DISH Network (1)	31,320	348
DreamWorks Animation, Class A (1)	9,800	212
Emmis Communications (1)	7,260	3
Entercom Communications	3,450	4
Entravision Communications, Class A (1)	11,744	3
Fisher Communications	1,450	14
Harris Interactive (1)	7,100	2
Harte-Hanks	1,450	8
Hearst-Argyle Television	5,591	23

Interactive Data	6,000	149
John Wiley & Sons	5,270	157
Journal Communications, Class A	6,900	5
Knology (1)	5,200	21
Lamar Advertising (1)	12,992	127
Lee Enterprises	4,250	1
Liberty Global (1)	39,834	580
Liberty Global, Series C (1)	2,500	35
LIN TV, Class A (1)	5,040	6
Live Nation (1)	16,800	45
LodgeNet Interactive (1)	19,300	31
Martha Stewart Living, Class A (1)	7,919	20
Marvel Entertainment (1)	6,914	184
McClatchy	3,800	2
Media General, Class A	19,150	37
Mediacom Communications (1)	13,000	52
Morningstar (1)	2,500	85
National Cinemedia	8,400	111
Navarre (1)	3,150	1
Nexstar Broadcasting (1)	8,700	6
Playboy Enterprises, Class B (1)	5,100	10
RCN (1)	5,100	19
Regal Entertainment Group, Class A	10,390	139
Regent Communications (1)	6,450	1
Rentrak (1)	4,600	41
Salem Communications, Class A (1)	12,350	7
Scholastic	620	9
Sinclair Broadcasting, Class A	11,210	12
Sirius XM Radio (1)	200,000	70
Spanish Broadcasting, Class A (1)	7,850	1
Time Warner Cable, Class A	7,066	175
Valassis Communications (1)	6,400	10

World Wrestling	7,800	90
		4,132
Multiline Retail 0.3%		
99 Cents Only Stores (1)	6,665	61
Bon-Ton Stores	4,100	7
Dollar Tree (1)	12,704	566
Fred's	5,915	67
Saks (1)	22,475	42
Tuesday Morning (1)	3,900	5
		748
Specialty Retail 3.2%		
Aaron Rents	7,890	210
AC Moore Arts & Crafts (1)	9,760	18
Advance Auto Parts	13,085	538
Aeropostale (1)	8,707	231
American Eagle Outfitters	29,880	366
AnnTaylor Stores (1)	14,275	74
Asbury Automotive Group	4,140	18
Barnes & Noble	5,484	117
Big 5 Sporting Goods	9,200	54
Blockbuster, Class A (1)	26,607	19
Borders Group (1)	7,600	5
Brown Shoe	13,430	50
Buckle	3,762	120
Build-A-Bear Workshop (1)	4,800	29
Cabela's, Class A (1)	5,741	52
CarMax (1)	33,328	415
Cato, Class A	4,150	76
Charlotte Russe Holding (1)	3,800	31
Charming Shoppes (1)	12,520	18
Chico's (1)	18,600	100
Christopher & Banks	4,692	19

Coldwater Creek (1)	9,164	23
Collective Brands (1)	8,615	84
Cost Plus (1)	8,700	8
Dick's Sporting Goods (1)	12,900	184
Dress Barn (1)	7,900	97
DSW, Class A (1)	3,900	36
Foot Locker	21,317	223
Franklin Covey (1)	6,800	30
Gander Mountain (1)	11,600	34
Genesco (1)	2,600	49
Group One Automotive	5,200	73
Guess	8,620	182
Gymboree (1)	4,020	86
Haverty Furniture	2,150	23
Hibbett Sports (1)	2,718	52
Hot Topic (1)	7,600	85
J. Crew Group (1)	7,500	99
Jo Ann Stores (1)	3,960	65
Jos. A. Bank Clothiers (1)	2,537	71
Lithia Motors, Class A	1,700	4
MarineMax (1)	2,560	5
Men's Wearhouse	8,950	136
Midas (1)	4,500	36
Monro Muffler Brake	3,200	87
New York & Company (1)	6,900	24
Pacific Sunwear (1)	8,125	13
Penske Auto	7,016	65
Pep Boys	6,170	27
Perfumania Holdings (1)	4,100	9
PetSmart	17,620	369
Pomeroy IT Solutions (1)	5,100	19
Rent-A-Center (1)	8,500	165
Rex Stores (1)	6,150	66
Ross Stores	20,602	739

Sally Beauty Supply (1)	14,500	82
Shoe Carnival (1)	1,400	14
Sonic Automotive	1,320	2
Stage Stores	8,470	85
Stein Mart (1)	4,730	14
Syms (1)	2,800	17
Talbots	3,650	13
The Children's Place (1)	4,550	100
The Finish Line, Class A	9,353	62
Trans World Entertainment (1)	5,050	3
TSC (1)	3,710	134
Tween Brands (1)	4,720	10
Urban Outfitters (1)	13,482	221
West Marine (1)	6,200	33
Wet Seal, Class A (1)	12,275	41
Williams-Sonoma	9,300	94
Zumiez (1)	3,300	32
		6,785
Textiles, Apparel & Luxury Goods 0.8%		
Carters (1)	7,600	143
Charles & Colvard (1)	7,768	3
Cherokee	2,600	41
Columbia Sportswear	2,281	68
Deckers Outdoor (1)	2,000	106
Fossil (1)	5,937	93
Hanesbrands (1)	12,900	124
Iconix Brand Group (1)	8,449	75
K-Swiss, Class A	3,100	27
Kenneth Cole	4,450	28
Lakeland Industries (1)	6,780	37
Movado Group	3,500	26
Oxford Industries	3,470	21
Phillips-Van Heusen	6,800	154

Quiksilver (1)	14,700	19
Skechers U.S.A., Class A (1)	4,500	30
Steven Madden (1)	2,800	53
Tandy Brands	7,700	12
Timberland, Class A (1)	6,200	74
Under Armour (1)	5,200	85
Unifi (1)	6,200	4
UniFirst	1,700	47
Volcom (1)	3,100	30
Warnaco Group (1)	6,500	156
Weyco Group	2,600	67
Wolverine World Wide	6,650	104
		1,627
Total Consumer Discretionary		26,394

CONSUMER STAPLES 3.6%

Beverages 0.3%

Coca-Cola Bottling	250	13
Hansen Natural (1)	12,200	439
Midwest Grain Products (1)	4,200	3
National Beverage (1)	3,348	31
PepsiAmericas	6,699	115
Willamette Valley Vineyards (1)	6,730	16
		617

Food & Staples Retailing 0.5%

Andersons	3,800	54
Arden Group, Class A	300	35
BJ's Wholesale Club (1)	7,600	243
Casey's General Stores	6,300	168
Great Atlantic & Pacific Tea (1)	8,568	45
Nash Finch	2,600	73
PriceSmart	3,700	67

Rite Aid (1)	85,650	31
Ruddick	5,700	128
Spartan Stores	2,200	34
The Pantry (1)	3,500	61
United Natural Foods (1)	5,700	108
Weis Markets	2,150	67
		1,114
Food Products 1.7%		
Alico	2,000	48
Bunge Limited	17,102	969
Chiquita (1)	8,319	55
Corn Products International	10,300	218
Cuisine Solutions (1)	4,500	3
Darling International (1)	10,200	38
Del Monte Foods	25,101	183
Farmer Brothers	3,700	66
Flowers Foods	10,460	246
Green Mountain Coffee (1)	3,300	158
Hain Celestial Group (1)	4,800	68
J & J Snack Foods	3,940	136
Lancaster Colony	2,800	116
Lance	6,310	131
Lifeway Foods (1)	5,300	42
Ralcorp Holdings (1)	8,170	440
Rocky Mountain Chocolate Factory	7,862	49
Sanderson Farms	2,040	77
Smithfield Foods (1)	17,789	168
Tootsie Roll Industries	4,674	102
Treehouse Foods (1)	4,643	134
Zapata Corporation (1)	6,300	36
		3,483

Household Products 0.5%		
Central Garden & Pet, Class A (1)	16,600	125
Church & Dwight	9,125	476
Energizer (1)	8,250	410
Oil-Dri	3,550	52
WD-40	1,850	45
		1,108
Personal Products 0.4%		
Alberto Culver	10,900	246
Bare Escentuals (1)	11,500	47
Chattem (1)	3,100	174
Elizabeth Arden (1)	4,250	25
Inter Parfums	5,700	33
Mannatech	31,200	104
NBTY (1)	8,060	114
Nu Skin Enterprises, Class A	6,000	63
Prestige Brands (1)	5,300	28
Reliv International	4,700	16
		850
Tobacco 0.2%		
Alliance One International (1)	13,934	53
Star Scientific (1)	6,900	30
Universal Corporation	3,440	103
Vector Group	9,824	128
		314
Total Consumer Staples		7,486
ENERGY 5.8%		
Energy Equipment & Services 2.1%		
Allis-Chalmers Energy (1)	20,700	40
Atwood Oceanics (1)	7,700	128

Basic Energy Services (1)	8,200	53
Bristow Group (1)	4,480	96
Cal Dive International (1)	7,125	48
Carbo Ceramics	3,775	107
Complete Production Services (1)	7,300	23
Dawson Geophysical (1)	1,900	26
Dresser-Rand Group (1)	11,100	245
Dril-Quip (1)	4,700	144
Englobal (1)	5,800	26
Exterran Holdings (1)	10,447	167
FMC Technologies (1)	17,800	558
Global Industries (1)	13,170	51
Gulf Island Fabrication	3,800	30
Gulfmark Offshore (1)	4,000	95
Helix Energy Solutions Group (1)	19,607	101
Helmerich & Payne	14,520	331
Hercules Offshore (1)	11,831	19
Hornbeck Offshore Services (1)	3,900	59
ION Geophysical (1)	11,200	18
Matrix Service (1)	6,300	52
NATCO Group, Class A (1)	3,100	59
Newpark Resources (1)	15,100	38
Oceaneering International (1)	7,800	288
Oil States International (1)	7,230	97
Omni Energy Services (1)	21,800	29
OYO Geospace (1)	1,400	18
Parker Drilling (1)	14,000	26
Patterson-UTI Energy	19,937	179
Pioneer Drilling (1)	5,100	17
Pride International (1)	24,880	447
RPC	7,400	49
Seacor Holdings (1)	2,550	149
Sulphco (1)	3,200	3
Superior Energy (1)	11,650	150

Superior Well Services (1)	4,800	25
TETRA Technologies (1)	10,674	35
Tidewater	6,474	240
Union Drilling (1)	8,000	30
Unit (1)	6,700	140
		4,436
Oil, Gas & Consumable Fuels 3.7%		
Adams Resources & Energy	2,300	32
Alon USA Energy	2,500	34
Alpha Natural Resources (1)	12,200	217
Arch Coal	20,000	267
Arena Resources (1)	6,300	161
Atlas America	6,850	60
ATP Oil & Gas (1)	16,977	87
Berry Petroleum, Class A	5,780	63
Bill Barrett (1)	5,832	130
BPZ Resources (1)	21,100	78
Callon Petroleum (1)	5,250	6
Carrizo Oil & Gas (1)	7,000	62
Cimarex Energy	12,438	229
CNX Gas (1)	4,200	100
Comstock Resources (1)	6,940	207
Concho Resources (1)	11,500	294
Delta Pete (1)	12,796	15
Denbury Resources (1)	35,600	529
Edge Petroleum (1)	6,500	1
Encore Acquisition (1)	8,150	190
Energy Partners (1)	6,400	1
Exco Resources (1)	17,700	177
Fieldpoint Petroleum (1)	12,600	21
Forest Oil (1)	14,689	193
Foundation Coal Holdings	6,884	99
Frontier Oil	16,200	207

General Maritime	9,356	65
Georesources (1)	5,050	34
GMX Resources (1)	3,900	25
Harvest Natural Resource (1)	9,716	33
HKN (1)	12,479	18
Holly	6,700	142
International Coal Group (1)	21,300	34
Mariner Energy (1)	16,328	127
Meridian Resource (1)	9,550	2
Newfield Exploration (1)	18,400	418
Pacific Ethanol (1)	7,500	2
Parallel Petroleum (1)	3,600	5
Patriot Coal (1)	4,600	17
Penn Virginia	6,640	73
Petrohawk Energy (1)	40,657	782
Petroleum Development (1)	1,600	19
PetroQuest Energy (1)	8,500	20
Plains Exploration & Production (1)	17,119	295
Quicksilver Resources (1)	16,700	92
Rosetta Resources (1)	8,000	40
SandRidge Energy (1)	22,200	146
Southern Union	18,602	283
St. Mary Land & Exploration	9,600	127
Stone Energy (1)	5,512	18
Swift Energy (1)	9,850	72
Syntroleum (1)	6,300	9
Ultra Petroleum (1)	21,560	774
Uranium Resources (1)	3,500	2
USEC (1)	23,550	113
W&T Offshore	7,100	44
Warren Resources (1)	9,200	9
Western Refining	5,300	63
Westmoreland Coal (1)	3,800	27
Whiting Petroleum (1)	7,800	202

World Fuel Services	4,300	136
		7,728
Total Energy		12,164

FINANCIALS 16.8%

Capital Markets 2.0%

Apollo Investment	25,100	87
Ares Capital	17,966	87
BGC Partners	9,400	21
BlackRock	2,410	313
Calamos, Class A	8,000	38
Cohen & Steers	4,300	48
Eaton Vance	17,766	406
FCStone Group (1)	5,700	13
GAMCO Investors	2,667	87
GFI Group	16,100	52
Greenhill	3,200	236
International Assets Holding (1)	3,300	34
Investment Technology Group (1)	6,600	168
Jefferies Group	19,300	266
KBW (1)	4,800	98
Knight Capital Group (1)	13,350	197
LaBranche & Co. (1)	15,830	59
MCG Capital	4,500	6
optionsXpress Holdings	8,500	97
Piper Jaffray (1)	2,550	66
Raymond James Financial	15,475	305
Sanders Morris Harris Group	3,900	15
SEI	19,756	241
Stifel Financial (1)	5,550	240
SWS Group	8,099	126
TD Ameritrade Holding (1)	32,633	451
Teton Advisors (1)	39	–

Thinkorswim Group (1)	10,200	88
Thomas Weisel Partners (1)	9,100	33
Tradestation Group (1)	7,800	51
Virtus Investment Partners (1)	11,084	72
Waddell & Reed Financial, Class A	14,140	256
		4,257
Commercial Banks 4.6%		
1st Source	2,866	52
Abigail Adams	3,957	8
Amcore Financial	4,693	8
AmericanWest Bancorporation (1)	6,300	8
Arrow Financial	3,444	82
Associated Banc Corp.	17,675	273
Banc First	1,700	62
Bancorp (1)	6,100	26
Bancorp South	9,475	197
BancTrust Financial Group	4,000	25
Bank of Granite	9,390	16
Bank of Hawaii	5,966	197
Bank of the Ozarks	2,900	67
Banner	4,914	14
BOK Financial	2,837	98
Boston Private Financial	12,199	43
Camden National	2,200	50
Capital City Bank	4,562	52
Capitol Bancorp Limited	5,900	25
Cathay Bancorp	8,056	84
Center Bancorp	8,383	61
Central Pacific Financial	8,673	49
Century Bancorp, Class A	3,300	44
Chemical Financial	2,661	55
Citizens & Northern	2,222	41
Citizens Republic Bancorp (1)	8,495	13

City Bank, Lynwood, Washington	5,075	17
City Holding Company	2,850	78
City National	4,950	167
Cobiz Financial	6,637	35
Colonial BancGroup	10,300	9
Columbia Bancorp	4,500	3
Columbia Banking System	6,650	43
Commerce Bancshares	9,308	338
Community Bank System	4,320	72
Community Trust Bancorp	2,775	74
Cullen/Frost Bankers	7,850	369
CVB Financial	9,506	63
East West Bancorp	10,900	50
Farmers Capital Bank	3,000	47
First Bancorp North Carolina	3,875	46
First Busey	7,975	62
First Citizens BancShares	670	88
First Commonwealth Financial	10,300	91
First Community	1,600	19
First Financial	1,950	72
First Financial Bancorp	4,772	46
First Financial Bankshares	2,396	115
First Merchants	3,083	33
First Midwest Bancorp	5,593	48
First State Bancorporation	2,300	3
First United	4,211	35
FirstBank Puerto Rico	12,700	54
FirstMerit	10,235	186
FNB	12,335	95
FNB United	15,100	38
Frontier Financial	16,150	18
Fulton Financial	24,702	164
German American Bancorp	4,489	54
Glacier Bancorp	8,012	126

Great Southern Bancorp	7,050	99
Guaranty Bancorp (1)	16,200	28
Hancock Holding	3,500	110
Hanmi Financial	6,600	9
Harleysville National	9,771	59
Home Bancshares	3,563	71
Horizon Financial	3,155	6
Iberiabank	2,526	116
Independent Bank - MA	3,050	45
Independent Bank - MI	9,838	23
Integra Bank	5,550	11
International Bancshares	6,702	52
Investors Bancorp (1)	10,200	86
Irwin Financial (1)	18,700	36
Macatawa Bank	6,400	24
MB Financial	4,167	57
Merchants Bancshares	5,800	107
Midwest Banc Holdings	3,250	3
Nara Bancorp	5,800	17
National Penn Bancshares	11,235	93
NBT Bancorp	4,380	95
NewBridge Bancorp	7,800	16
Northrim Bank	7,125	71
Old National Bancorp	10,424	116
Old Second Bancorp	2,300	15
Oriental Financial Group	6,068	30
Pacific Capital Bancorp	7,788	53
PacWest Bancorp	4,050	58
Park National	1,440	80
Peapack-Gladstone Financial	2,150	39
Peoples Bancorp (1)	2,950	38
Pinnacle Financial Partners (1)	3,400	81
Popular	52,790	115
Preferred Bank	6,650	35

PrivateBancorp	4,360	63
Prosperity Bancshares	5,860	160
Provident Bankshares	5,501	39
Renasant	4,252	53
Republic Bancorp, Class A	2,566	48
S Y Bancorp	2,321	56
S&T Bancorp	2,800	59
Sandy Spring Bancorp	4,230	47
Seacoast Banking, Class A	6,450	20
Signature Bank (1)	4,400	124
South Financial Group	12,335	14
Southside Bancshares	4,085	77
Southwest Bancorp of Oklahoma	2,600	24
State Bancorp	4,450	34
Sterling Bancorp	3,785	37
Sterling Bancshares	13,725	90
Sterling Financial	7,828	16
Suffolk Bancorp	1,850	48
Sun Bancorp	2,728	14
Superior Bancorp (1)	22,775	91
Susquehanna Bancshares	11,600	108
SVB Financial Group (1)	5,350	107
Synovus Financial	41,700	136
TCF Financial	15,500	182
Texas Capital Bancshares (1)	3,400	38
Tompkins Financial	1,780	77
Trico Bancshares	2,000	34
Trustmark	6,400	118
UCBH Holdings	16,000	24
UMB Financial	4,412	187
Umpqua Holdings Corporation	8,020	73
Union Bankshares	2,229	31
United Bankshares	4,700	81
United Community Banks	5,401	22

Univest	1,900	33
Valley National Bancorp	18,408	228
W Holdings Company	13,099	119
Washington Trust Bancorp	3,300	54
Webster Financial	9,510	40
WesBanco	4,275	98
West Bancorporation	2,700	20
West Coast Bancorp	5,970	13
WestAmerica	3,846	175
Western Alliance Bancorp (1)	5,700	26
Whitney Holding	8,262	95
Wilmington Trust	9,925	96
Wintrust Financial	4,250	52
		9,683
Consumer Finance 0.3%		
Advance America Cash Advance Centers	7,722	13
AmeriCredit (1)	19,710	116
Cash American International	4,360	68
CompuCredit (1)	10,300	25
Dollar Financial (1)	4,700	45
Ezcorp, Class A (1)	11,100	128
First Cash (1)	6,400	96
Nelnet, Class A (1)	5,022	44
QC Holdings	4,900	29
Student Loan	801	35
World Acceptance (1)	3,400	58
		657
Diversified Financial Services 0.3%		
Asset Acceptance Capital (1)	4,700	25
Asta Funding	4,800	12
Encore Capital (1)	7,500	34
Financial Federal	3,065	65

Interactive Brokers, Class A (1)	7,300	118
MarketAxess Holdings (1)	7,900	60
Newstar Financial (1)	10,800	25
PHH (1)	8,779	123
PICO Holdings (1)	3,000	90
Portfolio Recovery Associates (1)	2,450	66
		618
Insurance 3.9%		
Alleghany	895	242
American Equity Investment Life	6,600	28
American Financial Group	11,210	180
AmTrust Financial Services	5,300	51
Arthur J. Gallagher	12,760	217
Baldwin & Lyons, Class B	3,875	73
Brown & Brown	16,606	314
Citizens (1)	6,433	47
CNA Financial	6,300	58
CNA Surety (1)	3,700	68
Crawford, Class B (1)	13,650	92
Delphi Financial, Class A	4,779	64
EMC Insurance Group	2,703	57
Employers Holdings	5,800	55
Erie Indemnity, Class A	5,600	191
Everest Reinsurance Holdings	8,800	623
FBL Financial, Class A	2,642	11
Fidelity National Financial	32,859	641
First American Financial	13,430	356
FPIC Insurance Group (1)	2,000	74
Hanover Insurance Group	8,620	248
Harleysville Group	3,310	105
HCC Insurance Holdings	16,230	409
Hilltop Holdings (1)	8,899	102
Horace Mann Educators	6,710	56

Infinity Property & Casualty	3,200	109
Kansas City Life Insurance	1,380	50
Markel (1)	1,473	418
Meadowbrook Insurance Group	8,582	52
Mercury General	5,293	157
National Financial Partners	10,962	35
National Interstate	1,200	20
National Western Life	460	52
Navigators (1)	1,450	68
Odyssey Re Holdings	5,100	194
Old Republic International	24,468	265
OneBeacon Insurance Group, Class A	4,600	44
Phoenix Companies	18,699	22
PMA Capital, Class A (1)	6,100	26
Presidential Life	3,500	27
ProAssurance (1)	4,570	213
Reinsurance Group of America	10,320	334
RLI	2,200	111
Safety Insurance Group	3,715	116
Seabright Insurance (1)	8,500	89
Selective Insurance	6,600	80
StanCorp Financial Group	7,300	166
State Auto Financial	2,970	52
Stewart Information Services	4,180	82
Tower Group	4,300	106
United Fire & Casualty	3,600	79
Unitrin	8,150	114
W. R. Berkley	19,372	437
White Mountains Insurance Group	767	132
Zenith National	4,034	97
		8,109
Real Estate Investment Trusts (REITs) 4.2%		
Acadia Realty Trust, REIT	6,250	66

Agree Realty, REIT	2,300	36
Alexanders, REIT	330	56
Alexandria Real Estate, REIT	4,920	179
AMB Property, REIT	9,604	138
American Campus Communities, REIT	5,526	96
Ashford Hospitality Trust, REIT	2,900	4
BioMed Realty Trust, REIT	10,700	72
Brandywine Realty Trust, REIT	14,943	43
BRE Properties, Class A, REIT	6,750	133
Camden Property Trust, REIT	7,000	151
Colonial Properties Trust, REIT	12,541	48
Corporate Office Properties Trust, REIT	7,100	176
Cousins Properties, REIT	5,260	34
DCT Industrial Trust, REIT	26,900	85
DiamondRock Hospitality, REIT	21,600	87
Digital Realty Trust, REIT	11,500	382
Douglas Emmett, REIT	18,300	135
Duke Realty, REIT	16,261	89
EastGroup Properties, REIT	3,850	108
Entertainment Properties, REIT	4,680	74
Equity Lifestyle Properties, REIT	4,170	159
Equity One, REIT	3,576	44
Essex Property Trust, REIT	3,550	204
Extra Space Storage, REIT	12,000	66
Federal Realty Investment Trust, REIT	7,890	363
First Industrial Realty, REIT	5,000	12
Franklin Street Properties, REIT	7,900	97
Fresenius Kabi Pharmaceuticals Holding (1)	6,600	2
Getty Realty, REIT	2,760	51
Glimcher Realty Trust, REIT	4,860	7
Gramercy Capital Corp.	10,901	11
Healthcare Realty Trust, REIT	7,280	109
Hersha Hospitality Trust, REIT	10,800	21
Highwoods Properties, REIT	9,213	197

Home Properties of New York, REIT	4,290	131
Hospitality Properties Trust, REIT	13,350	160
HRPT Properties Trust, REIT	30,700	98
Inland Real Estate, REIT	5,700	40
Investors Real Estate Trust, REIT	9,950	98
Kilroy Realty, REIT	4,520	78
Kite Realty Group Trust, REIT	7,800	19
LaSalle Hotel Properties, REIT	5,100	30
Lexington Realty Trust, REIT	12,050	29
Liberty Property Trust, REIT	13,833	262
LTC Properties, REIT	4,450	78
Macerich Company, REIT	11,261	71
Mack-Cali Realty, REIT	8,934	177
Maguire Properties, REIT (1)	12,080	9
MHI Hospitality, REIT	14,300	16
Mid-America Apartment Communities, REIT	3,630	112
Mission West Properties, REIT	6,240	40
Monmouth, Class A, REIT	16,700	110
National Health Investors, REIT	4,920	132
National Retail Properties, REIT	10,130	160
Nationwide Health Properties, REIT	14,560	323
Omega Healthcare Investors, REIT	11,350	160
Parkway Properties, REIT	4,500	46
Pennsylvania, REIT	7,531	27
Pittsburgh & West Virginia Railroad, REIT	9,638	104
PMC Commercial Trust, REIT	9,188	51
Post Properties, REIT	6,200	63
Potlatch, REIT	4,832	112
PS Business Parks, REIT	2,500	92
Ramco-Gershenson Properties, REIT	4,400	28
Rayonier, REIT	9,834	297
Realty Income, REIT	15,500	292
Regency Centers, REIT	9,786	260
Saul Centers, REIT	2,750	63

Senior Housing Properties, REIT	19,014	267
SL Green Realty, REIT	11,081	120
Sovran Self Storage, REIT	3,200	64
Sun Communities, REIT	6,350	75
Sunstone Hotel Investors, REIT	10,294	27
Tanger Factory Outlet Centers, REIT	4,540	140
Taubman Centers, REIT	8,600	147
U Store It, REIT	9,600	19
UDR, REIT	20,781	179
Universal Health Realty Income Trust, REIT	2,350	69
Urstadt Biddle Properties, Class A, REIT	6,300	85
Washington SBI, REIT	6,300	109
Weingarten Realty Investors, REIT	10,840	103
		8,707
Real Estate Management & Development 0.2%		
Avatar Holdings (1)	1,800	27
Forest City Enterprises, Class A	13,230	48
FX Real Estate & Entertainment (1)	520	—
Jones Lang LaSalle	5,310	123
Maui Land & Pineapple (1)	1,600	14
Reis (1)	8,100	26
St. Joe (1)	11,770	197
Tejon Ranch (1)	2,870	59
Thomas Properties	4,900	6
		500
Thrifts & Mortgage Finance 1.3%		
Abington Bancorp	6,400	53
Ameriana Bancorp	4,460	13
Anchor Bancorp Wisconsin	5,980	8
Astoria Financial	9,621	88
Bank Mutual	9,961	90
BankAtlantic, Class A	13,950	28

BankUnited Financial	4,670	1
Brookline Bancorp	8,429	80
Camco	4,900	8
Capitol Federal Financial	5,226	198
Citizens First Bancorp	6,703	7
Clifton Savings Bancorp	5,700	57
Cooperative Bankshares	2,675	2
CORUS Bankshares (1)	6,000	2
Dime Community Bancshares	6,400	60
Federal Agricultural Mortgage	24,600	66
First Federal Bancshares of Arkansas	11,200	53
First Financial Holdings	3,250	25
First Niagara Financial	16,517	180
First Place Financial	2,749	9
Flagstar Bancorp (1)	6,000	5
Flushing Financial	8,125	49
Indiana Community Bancorp	1,700	22
Kearny Financial	4,300	45
Nasb Financial	856	21
New Hampshire Thrift	2,980	22
New York Community Bancorp	48,837	546
NewAlliance Bancshares	16,450	193
Northwest Bancorp	3,680	62
OceanFirst Financial	2,450	25
Ocwen Financial (1)	8,730	100
Peoples Community Bancorp	2,600	1
Provident Financial Services	9,118	99
Provident New York Bancorp	7,302	62
Radian	6,658	12
Riverview Bancorp	7,600	29
TFS Financial	11,300	137
TierOne	2,000	4
Triad Guaranty (1)	16,350	3
Trustco Bank	8,450	51

United Community Financial	5,654	7
Washington Federal	10,468	139
WSFS Financial	1,450	32
		2,694
Total Financials		35,225

HEALTH CARE 12.0%

Biotechnology 2.9%

Acadia Pharmaceuticals (1)	8,500	8
Acorda Therapeutics (1)	9,300	184
Alexion Pharmaceutical (1)	12,500	471
Alkermes (1)	14,800	179
Alnylam Pharmaceuticals (1)	7,300	139
Altus Pharmaceuticals (1)	7,000	1
Amylin Pharmaceuticals (1)	8,763	103
ARCA biopharma (1)	265	1
Arena Pharmaceuticals (1)	14,600	44
Ariad Pharmaceuticals (1)	17,500	21
Arqule (1)	8,600	36
Array BioPharma (1)	11,200	29
Aspenbio Pharma (1)	11,200	19
Avalon Pharmaceuticals (1)	10,500	5
AVI BioPharma (1)	8,500	6
BioCryst Pharmaceuticals (1)	14,100	31
BioMarin Pharmaceutical (1)	17,390	215
BioSphere Medical (1)	6,000	12
Cell Genesys (1)	19,000	5
Cepheid (1)	9,300	64
Cornerstone Therapeutics (1)	720	3
Cubist Pharmaceuticals (1)	9,700	159
CV Therapeutics (1)	13,600	270
Cytokinetics (1)	11,200	19
Dendreon (1)	16,460	69

Dyax (1)	9,800	25
Dynavax Technologies (1)	15,300	10
EPIX Pharmaceuticals (1)	13,900	8
Facet Biotech (1)	5,592	53
Geron (1)	13,350	60
Halozyme Therapeutics (1)	20,800	113
Human Genome Sciences (1)	19,700	16
Incyte (1)	15,960	37
InterMune (1)	5,570	92
Isis Pharmaceuticals (1)	14,080	211
Keryx Biopharmaceuticals (1)	13,500	2
Lexicon Pharmaceuticals (1)	7,100	8
Ligand Pharmaceuticals, Class B (1)	8,920	27
Mannkind (1)	9,100	32
Martek Biosciences (1)	5,500	100
Medarex (1)	19,900	102
Momenta Pharmaceuticals (1)	7,800	86
Myriad Genetics (1)	14,780	672
Neurogen (1)	9,100	2
New Abraxis BioScience (1)	1,675	80
Novavax (1)	9,500	10
ONYX Pharmaceuticals (1)	9,050	258
OSI Pharmaceuticals (1)	9,300	356
Progenics Pharmaceuticals (1)	6,700	44
Regeneron Pharmaceuticals (1)	10,050	139
Rigel Pharmaceuticals (1)	11,600	71
Sangamo BioSciences (1)	9,600	41
Savient Pharmaceuticals (1)	11,100	55
Seattle Genetics (1)	12,420	122
Senomyx (1)	13,200	21
StemCells (1)	8,300	14
Telik (1)	22,400	10
Theravance (1)	8,200	139
United Therapeutics (1)	3,400	225

Vanda Pharmaceuticals (1)	4,100	4
Vertex Pharmaceuticals (1)	27,000	776
Xoma (1)	8,700	5
Zymogenetics (1)	8,600	34
		6,153
Health Care Equipment & Supplies 3.3%		
Abaxis (1)	4,500	78
AbioMed (1)	6,100	30
Accuray (1)	10,700	54
Align Technology (1)	11,930	95
American Medical Systems (1)	10,500	117
Analogic	2,480	79
Angiodynamics (1)	5,132	58
ArthroCare (1)	4,720	23
Aspect Medical Systems (1)	7,150	30
Beckman Coulter	8,592	438
Biolase Technology (1)	13,300	12
Candela Laser (1)	8,300	3
Cerus (1)	9,970	7
Conceptus (1)	7,500	88
Conmed (1)	3,950	57
Cooper Companies	6,861	181
CryoLife (1)	8,650	45
Cyberonics (1)	4,700	62
Digirad (1)	8,200	9
Edwards Lifesciences (1)	8,150	494
Endologix (1)	6,000	13
EV3 (1)	14,742	105
Exactech (1)	1,700	19
Gen-Probe (1)	7,620	347
Greatbatch (1)	3,350	65
Haemonetics (1)	3,400	187
Hill-Rom Holdings	10,450	103

Hologic (1)	37,154	486
ICU Medical (1)	2,200	71
IDEXX Laboratories (1)	8,500	294
Immucor (1)	11,268	283
Integra LifeSciences (1)	3,000	74
Invacare	6,200	99
Inverness Medical Innovations (1)	11,560	308
Kensey Nash (1)	2,900	62
Kinetic Concepts (1)	7,750	164
Medical Action Industries (1)	3,450	29
Meridian Bioscience	6,075	110
Merit Medical Systems (1)	5,525	67
National Dentex (1)	4,600	18
NMT Medical (1)	7,600	6
NuVasive (1)	5,800	182
OraSure Technologies (1)	7,775	20
Palomar Medical Technologies (1)	6,200	45
Quidel (1)	6,400	59
ResMed (1)	10,800	382
RTI Biologics (1)	6,200	18
Sonic Innovations (1)	8,700	9
SonoSite (1)	3,450	62
Spectranetics (1)	4,700	12
Steris	8,991	209
SurModics (1)	2,650	48
Symmetry Medical (1)	8,600	54
Synovis Life Technologies (1)	4,100	57
Teleflex	5,930	232
Theragenics (1)	8,600	10
Thoratec (1)	8,052	207
Volcano (1)	6,300	92
West Pharmaceutical Services	4,780	157
Wright Medical Group (1)	5,800	76

Zoll Medical (1)	4,000	57
		6,858
Health Care Providers & Services 2.7%		
Air Methods (1)	2,900	49
Alliance Health Care Services (1)	8,100	55
Amedisys (1)	4,000	110
Amerigroup (1)	7,380	203
AMN Healthcare Services (1)	7,805	40
AmSurg, Class A (1)	4,300	68
Assisted Living Concepts, Class A (1)	2,080	28
Bioscrip (1)	6,900	16
Brookdale Senior Living	14,300	72
Capital Senior Living (1)	4,300	10
Catalyst Health Solutions (1)	5,500	109
Centene (1)	6,500	117
Chemed	3,200	124
Community Health System (1)	14,122	217
CorVel (1)	2,375	48
Cross Country Healthcare (1)	4,780	31
Emeritus (1)	5,200	34
Five Star Quality Care (1)	13,000	14
Gentiva Health Services (1)	5,050	77
Hanger Orthopedic Group (1)	5,450	72
Health Net (1)	15,030	218
HealthSouth (1)	13,900	123
Healthspring (1)	8,100	68
Healthways (1)	4,741	42
Henry Schein (1)	12,100	484
HMS Holdings (1)	4,700	155
Hooper Holmes (1)	7,650	3
inVentiv Health (1)	5,600	46
Kindred Healthcare (1)	5,414	81
Landauer	1,400	71

LCA-Vision	3,050	9
LHC Group (1)	1,900	42
LifePoint Hospitals (1)	8,030	167
Lincare Holdings (1)	12,355	269
Magellan Health Services (1)	6,200	226
Medcath (1)	5,750	42
Mednax (1)	7,000	206
Molina Healthcare (1)	2,500	48
National Healthcare	1,277	51
Nighthawk Radiology (1)	12,800	35
Odyssey Healthcare (1)	7,087	69
Omnicare	13,716	336
Owens & Minor	7,200	239
PDI (1)	11,100	34
PharMerica (1)	5,559	92
PSS World Medical (1)	8,790	126
Psychiatric Solutions (1)	7,800	123
RadNet (1)	9,000	11
RehabCare Group (1)	4,100	71
Res-Care (1)	3,800	55
Sun Healthcare (1)	8,200	69
Sunrise Senior Living (1)	5,800	4
U.S. Physical Therapy (1)	3,000	29
Universal American Financial (1)	7,040	60
Universal Health Services	6,847	263
VCA Antech (1)	11,300	255
		5,716
Health Care Technology 0.5%		
Allscripts Misys Healthcare Solution	16,800	173
Cerner (1)	9,360	412
Computer Programs & Systems	3,300	110
Eclipsys (1)	7,500	76
HealthStream (1)	9,900	20

Merge Healthcare	10,600	14
Omnicell (1)	6,320	49
Phase Forward (1)	6,400	82
		936
Life Sciences Tools & Services 1.5%		
Accelrys (1)	7,410	29
Albany Molecular Research (1)	4,410	41
AMAG Pharmaceuticals (1)	2,400	88
Bio-Rad Laboratories, Class A (1)	2,700	178
Bruker (1)	11,650	72
Caliper Life Sciences (1)	12,050	12
Cambrex (1)	9,710	22
Charles River Laboratories International (1)	10,900	297
CombiMatrix (1)	4,306	34
Covance (1)	8,812	314
Dionex (1)	2,200	104
Enzo Biochem (1)	4,885	20
Exelixis (1)	16,090	74
Harvard Bioscience (1)	10,800	32
Illumina (1)	21,000	782
Luminex (1)	6,000	109
Nektar Therapeutics (1)	16,700	90
Parexel International (1)	8,880	86
Pharmaceutical Product Development	16,222	385
Techne	4,400	241
Varian (1)	3,700	88
		3,098
Pharmaceuticals 1.1%		
Adolor (1)	12,800	26
Akorn (1)	2,900	3
Alexza Pharmaceuticals (1)	9,300	21
Auxilium Pharmaceuticals (1)	6,900	191

Columbia Laboratories (1)	5,600	8
CPEX Pharmaceuticals (1)	3,557	26
Cypress Biosciences (1)	13,600	97
Durect (1)	19,600	44
Endo Pharmaceutical (1)	15,919	281
Inspire Pharmaceuticals (1)	14,750	60
K-V Pharmaceutical, Class A (1)	5,450	9
MDRNA (1)	2,200	1
Medicines Company (1)	8,090	88
Medicis Pharmaceutical, Class A	7,500	93
Noven Pharmaceuticals (1)	5,153	49
Pain Therapeutics (1)	9,400	39
Par Pharmaceutical (1)	8,494	80
Penwest Pharmaceuticals (1)	34,700	57
Perrigo	11,265	280
Salix Pharmaceuticals (1)	9,273	88
Santarus (1)	12,000	19
Sepracor (1)	15,849	232
Valeant Pharmaceuticals (1)	11,310	201
ViroPharma (1)	16,200	85
Vivus (1)	16,800	73
Xenoport (1)	5,100	99
		2,250
Total Health Care		25,011

INDUSTRIALS & BUSINESS SERVICES 13.7%

Aerospace & Defense 1.4%

AAR (1)	5,600	70
Alliant Techsystems (1)	3,700	248
Allied Defense (1)	8,100	32
American Science Engineering	1,700	95
Applied Energetics (1)	7,300	2
Applied Signal Technology	4,250	86

Argon ST (1)	2,600	49
BE Aerospace (1)	15,650	136
Ceradyne (1)	4,200	76
Cubic	2,400	61
Curtiss-Wright	6,200	174
Ducommun	3,100	45
Esterline Technologies (1)	4,190	85
GenCorp (1)	10,510	22
HEICO	3,800	92
Hexcel (1)	15,500	102
Innovative Solutions & Support (1)	10,800	46
Ladish (1)	2,800	20
Moog, Class A (1)	6,330	145
Orbital Sciences (1)	7,770	92
Saic (1)	27,800	519
Spirit Aerosystems Holdings, Class A (1)	15,100	151
Sypris Solutions	6,200	6
Taser International (1)	18,860	88
Teledyne Technologies (1)	5,600	149
Transdigm Group (1)	5,200	171
Triumph Group	2,550	97
		2,859
Air Freight & Logistics 0.1%		
Forward Air	4,185	68
Hub Group, Class A (1)	6,800	116
Pacer International	4,280	15
Park Ohio Holdings (1)	2,800	9
		208
Airlines 0.6%		
AirTran (1)	15,430	70
Alaska Air Group (1)	7,750	136
AMR (1)	43,610	139

Continental Airlines, Class B (1)	19,040	168
Delta Air Lines (1)	95,150	536
ExpressJet Holdings (1)	1,176	1
Mesa Air Group (1)	11,721	2
Pinnacle Airlines (1)	4,600	6
Republic Airways Holdings (1)	9,800	64
SkyWest	9,930	124
UAL (1)	1,800	8
US Airways Group (1)	22,256	56
		1,310
Building Products 0.5%		
AAON	2,672	48
Advanced Environmental Recycling Tech, Class A (1)	4,000	1
American Woodmark	2,480	44
Ameron International	1,200	63
Apogee Enterprises	4,500	49
Armstrong Worldwide Industries (1)	2,500	28
Gibraltar Industries	4,225	20
Griffon (1)	7,500	56
Lennox International	7,490	198
NCI Building Systems (1)	3,050	7
Owens Corning (1)	13,100	118
Quanex Building Products	6,140	47
Simpson Manufacturing	5,600	101
Trex (1)	3,000	23
Universal Forest Products	3,190	85
USG (1)	11,450	87
		975
Commercial Services & Supplies 1.8%		
A. T. Cross, Class A (1)	4,800	12
ABM Industries	5,550	91
Acco Brands (1)	6,600	6

American Reprographics (1)	6,000	21
ATC Technology (1)	2,900	32
Bowne	3,491	11
Brinks Company	6,049	160
Casella Waste Systems, Class A (1)	8,075	14
Cenveo (1)	7,300	24
Clean Harbor (1)	3,600	173
Consolidated Graphics (1)	2,300	29
Copart (1)	9,400	279
Cornell Companies (1)	2,800	46
Corrections Corporation of America (1)	16,500	211
Courier	2,400	36
Covanta Holding (1)	19,704	258
Deluxe	7,828	75
Ecology & Environment, Class A	8,005	101
Ennis Business Forms	4,757	42
Fuel Tech (1)	4,900	51
G & K Services, Class A	2,570	49
GEO (1)	7,200	95
GeoEye (1)	2,400	47
Healthcare Services	5,000	75
Herman Miller	7,650	82
HNI Corporation	7,080	74
ICT Group (1)	2,600	15
IHS (1)	6,400	264
Innerworkings (1)	8,800	38
Interface, Class A	6,600	20
Kimball International, Class B	6,690	44
Knoll	6,100	37
M & F Worldwide (1)	3,800	45
McGrath RentCorp	3,000	47
Mine Safety Appliances	4,900	98
Mobile Mini (1)	4,900	56
Multi-Color	3,912	48

PRG-Schultz International (1)	3,100	9
Rollins	6,912	119
Standard Register	6,100	28
Steelcase, Class A	7,459	37
Superior Uniform Group	9,100	66
Sykes Enterprises (1)	6,100	101
Tetra Tech (1)	8,850	180
TRC (1)	12,700	30
United Stationers (1)	3,173	89
Viad	2,677	38
Waste Connections (1)	10,925	281
		3,784

Construction & Engineering 1.5%

Aecom Technology (1)	16,200	423
Dycom Industries (1)	5,763	33
EMCOR Group (1)	9,360	161
Furmanite (1)	8,700	27
Granite Construction	4,600	172
Insituform Technologies (1)	5,450	85
KBR	23,700	327
Layne Christensen (1)	3,000	48
Mastec (1)	7,550	91
Michael Baker (1)	1,600	42
Northwest Pipe (1)	2,000	57
Perini (1)	4,100	51
Pike Electric (1)	4,200	39
Quanta Services (1)	30,108	646
Shaw (1)	12,050	330
Sterling Construction (1)	3,900	70
URS Corporation (1)	12,000	485
		3,087

Electrical Equipment 1.3%

Acuity Brands	5,050	114
American Superconductor (1)	7,400	128
Ametek	14,500	453
Baldor Electric	7,540	109
Belden	7,863	98
Brady, Class A	7,600	134
BTU International (1)	8,300	28
Chase	4,200	39
Encore Wire	3,175	68
Energy Conversion Devices (1)	9,700	129
Evergreen Solar (1)	21,700	46
Franklin Electric	2,900	64
FuelCell Energy (1)	20,950	50
General Cable (1)	7,400	147
GrafTech International (1)	20,250	125
Hubbell, Class B	7,733	208
II-VI (1)	3,900	67
LSI Industries	3,425	18
Medis Technologies (1)	12,200	5
Plug Power (1)	9,700	8
Powell Industries (1)	1,600	57
Power-One (1)	7,600	7
Regal-Beloit	4,400	135
Smith AO	3,360	85
Thomas & Betts (1)	7,376	185
Ultralife (1)	4,500	35
Valence Technology (1)	7,088	15
Vicor	5,800	28
Woodward Governor	8,200	92
		2,677

Industrial Conglomerates 0.6%

Carlisle Companies	7,420	146

McDermott International (1)	33,550	449
Otter Tail	4,350	96
Roper Industries	13,226	561
Seaboard	49	50
Tredegar	3,600	59
		1,361
Machinery 3.2%		
3-D Systems (1)	4,700	31
Actuant, Class A	8,420	87
AGCO (1)	12,950	254
Albany International	5,303	48
Astec Industries (1)	3,200	84
Barnes Group	9,400	100
Blount International (1)	8,477	39
Briggs & Stratton	7,000	115
Bucyrus International, Class A	10,798	164
Cascade	1,750	31
Clarcor	7,440	187
Columbus McKinnon (1)	3,900	34
Commercial Vehicle Group (1)	4,300	2
Crane	9,341	158
Donaldson	11,171	300
Dynamic Materials	4,900	45
EnPro Industries (1)	4,050	69
ESCO Technologies (1)	3,540	137
Federal Signal	10,800	57
Freightcar America	1,900	33
Gardner Denver Machinery (1)	8,400	183
Graco	10,475	179
Graham	5,850	52
Greenbrier Companies	7,000	26
Harsco	12,360	274
Hurco Companies (1)	2,900	31

IDEX	11,255	246
John Bean Technologies	6,572	69
Joy Global	14,987	319
Kaydon	5,170	141
Kennametal	10,800	175
Lincoln Electric Holdings	6,090	193
Lindsay	2,550	69
Met-Pro	4,669	38
Middleby (1)	2,931	95
Mueller Industries	4,900	106
Mueller Water Products	20,243	67
NACCO Industries	900	24
Navistar (1)	9,200	308
NN	7,300	9
Nordson	5,110	145
Oshkosh	16,900	114
Pentair	13,860	300
RBC Bearings (1)	3,800	58
Robbins & Myers	5,400	82
Sauer-Danfoss	4,050	10
SPX	7,205	339
Tennant	4,500	42
Terex (1)	16,600	154
Timken	12,600	176
Titan International	9,250	47
Toro	5,580	135
Trinity Industries	11,279	103
Twin Disc	6,800	47
Valmont Industries	2,800	141
Wabash National	4,790	6
Wabtec	7,430	196
Watts Water Technologies, Class A	5,350	105
		6,779

Marine 0.2%		
Alexander & Baldwin	4,850	92
Eagle Bulk Shipping	17,300	74
Genco Shipping & Trading	5,700	70
Horizon Lines, Class A	1,400	4
Kirby Corporation (1)	7,900	210
Overseas Shipholding Group	3,640	83
		533
Professional Services 1.1%		
Administaff	3,350	71
Advisory Board (1)	3,940	65
CBIZ (1)	6,650	46
CDI	1,900	19
Corporate Executive Board	6,100	88
CoStar Group (1)	2,640	80
CRA International (1)	2,450	46
Diamond Management & Technology Consultants	8,450	22
FTI Consulting (1)	7,195	356
Heidrick & Struggles International	1,758	31
Huron Consulting Group (1)	2,900	123
Kelly Services, Class A	5,232	42
Kforce (1)	8,756	62
Korn/Ferry (1)	5,900	53
LECG (1)	9,650	25
Manpower	10,676	337
MPS Group (1)	13,640	81
Navigant Consulting (1)	7,100	93
On Assignment (1)	7,850	21
Resources Connection (1)	6,600	100
School Specialty (1)	2,526	44
Spherion (1)	8,780	18
TrueBlue (1)	7,800	64
Volt Information Sciences (1)	3,950	26

Watson Wyatt	6,050	299
		2,212
Road & Rail 0.9%		
AMERCO (1)	1,400	47
Arkansas Best	3,210	61
Con-Way	6,700	120
Dollar Thrifty Auto Group (1)	2,840	3
Genesee & Wyoming, Class A (1)	5,618	119
Heartland Express	8,923	132
Hertz Global Holdings (1)	36,100	142
J.B. Hunt Transport Services	12,252	296
Kansas City Southern Industries (1)	14,100	179
Knight Transportation	8,492	129
Landstar System	7,600	254
Old Dominion Freight Line (1)	4,612	108
Patriot Transportation Holdings (1)	900	56
Quality Distribution (1)	4,700	9
Saia (1)	4,400	53
USA Truck (1)	4,400	57
Werner Enterprises	7,253	110
YRC Worldwide (1)	9,330	42
		1,917
Trading Companies & Distributors 0.5%		
Applied Industrial Technologies	5,062	85
Beacon Roofing Supply (1)	8,200	110
GATX	6,550	132
H&E Equipment Services (1)	3,600	24
Interline Brands (1)	5,100	43
Kaman	3,561	45
Lawson Products	1,400	17
MSC Industrial Direct	6,600	205
Rush Enterprises, Class A (1)	7,100	63

United Rentals (1)	11,443	48
Watsco	3,700	126
WESCO International (1)	6,651	121
		1,019
Transportation Infrastructure 0.0%		
Macquarie Infrastructure	6,500	9
		9
Total Industrials & Business Services		28,730

INFORMATION TECHNOLOGY 16.3%

Communications Equipment 1.6%		
ADC Telecommunications (1)	5,100	22
Adtran	6,873	111
Anaren (1)	4,700	51
Arris Group (1)	18,853	139
Avocent (1)	6,900	84
Aware (1)	6,500	14
Black Box	3,070	72
Blue Coat Systems (1)	6,540	79
Brocade Communications Systems (1)	54,639	189
Commscope (1)	10,890	124
Comtech Telecommunications (1)	3,260	81
Digi International (1)	6,460	50
Ditech Networks (1)	7,050	7
Echostar (1)	8,044	119
EMS Technologies (1)	2,600	45
Emulex (1)	12,540	63
Endwave (1)	8,300	16
F5 Networks (1)	11,500	241
Finisar (1)	37,000	16
Harmonic (1)	13,554	88
Harris Stratex Networks, Class A (1)	11,026	42

InterDigital (1)	6,760	175
IXIA (1)	11,700	61
KVH Industries (1)	7,400	37
Lantronix, Warrant, 2/1/11 (1)	26	–
MRV Communications (1)	11,520	4
Netgear (1)	6,300	76
Oplink Communications (1)	5,500	42
Optical Cable (1)	213	1
Palm (1)	38,900	335
PC-Tel	8,300	36
Performance Technologies (1)	8,116	21
Plantronics	7,150	86
Polycom (1)	12,250	189
Powerwave Technologies (1)	24,586	15
Riverbed Technology (1)	8,400	110
SeaChange International (1)	11,350	65
Sonus Networks (1)	42,300	66
Symmetricom (1)	6,400	22
Tekelec (1)	10,630	141
Telkonet (1)	7,100	1
Tollgrade Communications (1)	10,250	59
ViaSat (1)	3,900	81
		3,276
Computers & Peripherals 0.9%		
Avid Technology (1)	5,626	51
Cray (1)	17,677	62
Datalink (1)	6,400	19
Diebold	9,390	201
Electronics for Imaging (1)	7,700	75
Hutchinson Technology (1)	3,920	10
Hypercom (1)	10,020	10
iGO (1)	2,900	2
Imation	3,830	29

Immersion (1)	10,300	30
Intermec (1)	8,310	86
Intevac (1)	6,000	31
Isilon Systems (1)	12,900	28
LaserCard (1)	6,350	16
NCR (1)	21,900	174
Novatel (1)	14,450	81
Overland Storage (1)	3,132	1
Presstek (1)	10,922	23
Quantum (1)	13,140	9
Rackable Systems (1)	4,200	17
Rimage (1)	3,800	51
Stec (1)	8,600	63
Synaptics (1)	6,275	168
Video Display (1)	8,180	21
Western Digital (1)	31,421	608
		1,866
Electronic Equipment, Instruments & Components 2.6%		
Agilysys	3,452	15
Anixter International (1)	4,700	149
Arrow Electronics (1)	16,075	306
Avnet (1)	21,450	376
AVX	6,802	62
Benchmark Electronics (1)	8,900	100
Brightpoint (1)	10,179	44
CalAmp (1)	6,500	4
Checkpoint Systems (1)	6,560	59
CTS	5,150	19
Daktronics	8,900	58
Dolby Laboratories, Class A (1)	7,740	264
DTS (1)	2,800	67
Echelon (1)	8,900	72
Electro Rent	2,100	20

Electro Scientific Industries (1)	11,700	69
FARO Technologies (1)	4,800	64
First Solar (1)	6,100	809
Gerber Scientific (1)	4,100	10
I D Systems (1)	4,500	18
Ingram Micro, Class A (1)	22,862	289
Insight Enterprises (1)	8,850	27
Itron (1)	5,600	265
Keithley Instruments	13,400	45
L-1 Identity Solutions (1)	12,829	66
LeCroy (1)	10,100	32
Lo-Jack (1)	3,500	16
Maxwell Technologies (1)	7,100	49
Mercury Computer Systems (1)	8,500	47
Merix (1)	8,000	2
Methode Electronics	5,750	21
Mettler-Toledo International (1)	4,500	231
MTS Systems	2,250	51
National Instruments	7,150	133
Newport (1)	4,050	18
Nu Horizons Electronics (1)	4,200	8
OSI Systems (1)	3,638	56
Park Electrochemical	3,100	54
PC Connection (1)	5,800	22
Planar Systems (1)	5,800	4
Plexus (1)	7,760	107
RadiSys (1)	6,900	42
Research Frontiers (1)	13,000	58
Rofin-Sinar Technology (1)	6,200	100
Rogers (1)	2,950	56
ScanSource (1)	4,500	84
Sigmatron International (1)	1,300	2
Sunpower (1)	13,300	316
Sunpower, Class B (1)	818	16

Tech Data (1)	6,280	137
Technitrol	5,450	9
Trimble Navigation (1)	17,112	261
TTM Technologies (1)	6,250	36
Vishay Intertechnology (1)	27,778	97
X-Rite (1)	7,400	8
Zygo (1)	6,720	31
		5,381
Internet Software & Services 1.0%		
Art Technology Group (1)	23,000	59
Bankrate (1)	2,500	62
Chordiant Software (1)	14,108	43
Digital River (1)	5,250	156
Earthlink (1)	16,240	107
Equinix (1)	5,560	312
GSI Commerce (1)	4,700	62
HLTH (1)	14,581	151
InfoSpace.com (1)	8,250	43
Internap Network Services (1)	9,800	26
Internet Capital Group (1)	7,700	31
J2 Global Communications (1)	6,000	131
Keynote Systems (1)	6,673	53
LoopNet (1)	6,600	40
Marchex, Class B	6,300	22
Move (1)	23,450	34
Omniture (1)	10,705	141
Openwave Systems (1)	14,000	14
Perficient (1)	6,800	37
RealNetworks (1)	8,800	20
Saba Software (1)	24,887	42
SAVVIS (1)	8,073	50
Sonicwall (1)	12,700	57
SupportSoft (1)	10,200	20

Taleo, Class A (1)	6,700	79
Terremark Worldwide (1)	17,300	46
The Knot (1)	2,300	19
Travelzoo (1)	3,200	20
United Online	13,675	61
ValueClick (1)	12,891	110
WebMediaBrands (1)	6,800	3
WebMD Health (1)	2,400	53
Websense (1)	7,900	95
		2,199
IT Services 3.5%		
Acxiom	10,300	76
Alliance Data Systems (1)	8,400	310
Broadridge Financial Solutions	18,600	346
CACI International, Class A (1)	4,900	179
Ciber (1)	8,240	23
CSG Systems International (1)	5,600	80
CyberSource (1)	12,585	186
DST Systems (1)	5,263	182
Edgewater Technology (1)	6,667	19
Euronet Worldwide (1)	8,150	106
Forrester Research (1)	2,300	47
Gartner (1)	9,950	110
Gevity HR	8,360	33
Global Cash Access (1)	6,400	24
Global Payments	11,012	368
Heartland Payment Systems	5,100	34
Hewitt Associates, Class A (1)	11,490	342
iGate	8,000	26
infoGROUP (1)	6,900	29
Integral Systems (1)	5,986	51
Lender Processing Services	12,600	386
Man Tech International, Class A (1)	3,200	134

Mastech Holdings (1)	533	1
Maximus	2,500	100
Metavante Technologies (1)	12,800	255
Moneygram International (1)	10,509	12
Neustar, Class A (1)	11,400	191
Perot Systems, Class A (1)	10,870	140
RightNow Technologies (1)	15,600	118
Sapient (1)	17,450	78
SRA International, Class A (1)	6,560	96
Startek (1)	5,500	17
Syntel	2,810	58
TeleTech Holdings (1)	7,790	85
The Hackett Group (1)	4,700	10
TNS (1)	5,800	47
Verifone Holdings (1)	9,200	63
Visa, Class A	51,900	2,886
Wright Express (1)	5,000	91
		7,339
Office Electronics 0.1%		
Zebra Technologies (1)	8,525	162
		162
Semiconductor & Semiconductor Equipment 3.0%		
Actel (1)	6,750	68
Advanced Energy Industries (1)	7,650	58
Aehr Test Systems (1)	11,504	14
Amkor Technology (1)	23,120	62
Amtech Systems (1)	5,800	19
Anadigics (1)	10,195	21
Asyst Technology (1)	11,450	3
Atheros Communications (1)	9,450	139
Atmel (1)	46,500	169
Axcelis Technologies (1)	15,830	6

Brooks Automation (1)	15,416	71
Cabot Microelectronics (1)	3,782	91
Cirrus Logic (1)	15,540	58
Cognex	6,050	81
Cohu	4,000	29
Cree (1)	12,700	299
Cymer (1)	5,300	118
Cypress Semiconductor (1)	20,850	141
Diodes (1)	6,550	70
DSP Group (1)	9,490	41
Emcore (1)	8,500	6
Entegris (1)	15,477	13
Exar (1)	14,250	89
Fairchild Semiconductor, Class A (1)	23,410	87
FEI (1)	5,250	81
Formfactor (1)	8,300	150
FSI International (1)	8,200	3
Hi/fn (1)	7,709	31
Hittite Microwave (1)	3,800	119
Integrated Device Technology (1)	29,659	135
Integrated Silicon Solution (1)	8,244	12
International Rectifier (1)	8,320	112
Intersil Holding, Class A	16,876	194
IXYS	7,800	63
Kopin (1)	8,100	19
Kulicke & Soffa (1)	11,660	31
Lam Research (1)	17,820	406
LTX Credence (1)	11,850	3
Mattson Technology (1)	15,743	13
Maxim Integrated Products	43,300	572
Microsemi (1)	12,600	146
Mindspeed Technologies (1)	1,790	2
MKS Instruments (1)	7,200	106
MoSys (1)	9,600	18

Nanometrics (1)	7,600	9
Netlogic Microsystems (1)	4,200	115
Omnivision Technologies (1)	12,330	83
ON Semiconductor (1)	60,960	238
PDF Solutions (1)	4,601	7
Pericom Semiconductor (1)	8,000	58
Photronics (1)	8,760	8
PLX Technology (1)	6,000	13
PMC-Sierra (1)	35,300	225
Rambus (1)	16,830	159
RF Micro Devices (1)	24,839	33
Rudolph Technologies (1)	5,100	15
Semitool (1)	4,000	11
Semtech (1)	7,800	104
Sigma Designs (1)	4,900	61
Silicon Image (1)	12,100	29
Silicon Laboratories (1)	6,850	181
Silicon Storage Technology (1)	10,590	17
Skyworks Solutions (1)	25,216	203
SRS Labs (1)	6,700	33
Standard Microsystems (1)	5,000	93
Tessera Technologies (1)	8,960	120
TranSwitch (1)	2,631	1
Trident Microsystems (1)	8,700	13
Ultratech (1)	5,600	70
Varian Semiconductor Equipment (1)	10,043	218
Veeco (1)	7,029	47
Zoran (1)	11,087	98
		6,231
Software 3.6%		
ACI Worldwide (1)	4,600	86
Activision Blizzard (1)	93,466	978
Actuate (1)	13,400	41

Advent Software (1)	2,900	97
Ansys (1)	13,631	342
Ariba (1)	16,615	145
AuthentiDate Holding (1)	4,450	2
Blackbaud	5,800	67
Blackboard (1)	4,500	143
Borland Software (1)	20,510	9
Bottomline Technologies (1)	9,300	61
Cadence Design Systems (1)	32,917	138
CallWave (1)	4,500	4
Catapult Communications (1)	5,200	36
Commvault Systems (1)	7,800	86
Concur Technologies (1)	6,300	121
Entrust Technologies (1)	5,600	8
Epicor Software (1)	9,800	37
EPIQ Systems (1)	5,400	97
FactSet Research Systems	6,000	300
Fair Isaac	7,485	105
FalconStor Software (1)	7,800	19
Informatica (1)	13,050	173
Interactive Intelligence (1)	9,854	89
Jack Henry & Associates	11,650	190
JDA Software Group (1)	4,900	57
Kenexa (1)	8,000	43
Lawson Software (1)	17,100	73
Macrovision Solutions (1)	11,610	207
Magma Design Automation (1)	8,750	7
Manhattan Associates (1)	4,160	72
Mentor Graphics (1)	12,780	57
MICROS Systems (1)	12,240	229
MicroStrategy (1)	1,806	62
Nuance Communications (1)	12,011	130
OPNET Technologies (1)	4,800	42
Parametric Technology (1)	16,400	164

MATERIALS 5.3%

Chemicals 2.8%

A. Schulman	4,350	59
Airgas	11,650	394
Albermarle	13,600	296
American Vanguard	4,566	59
Arch Chemicals	3,890	74
Cabot	8,950	94
Calgon Carbon (1)	9,800	139
Celanese, Series A	21,621	289
Cytec Industries	5,060	76
Ferro	6,360	9
Flotek Industries (1)	4,700	7
FMC	10,400	449
Georgia Gulf	14,150	10
H.B. Fuller	7,540	98
Huntsman	28,100	88
ICO (1)	6,400	13
Intrepid Potash (1)	4,800	89
Koppers	3,900	57
Lubrizol	9,600	326
Minerals Technologies	2,955	95
Mosaic	19,984	839
Nalco Holding	21,163	277
Nanophase Technologies (1)	9,700	9
NewMarket	2,100	93
NL Industries	3,190	32
Olin	10,290	147
OM Group (1)	5,550	107
OMNOVA Solutions (1)	8,900	15
PolyOne (1)	12,930	30
Rockwood Holdings (1)	6,700	53
RPM	19,500	248

Scotts Miracle Gro	6,200	215
Sensient Technologies	5,080	119
Spartech	6,740	17
Terra Industries	14,360	403
Valspar	12,500	250
W. R. Grace (1)	16,200	102
Westlake Chemical	4,221	62
Zep	4,775	49
Zoltek (1)	8,100	55
		5,843
Construction Materials 0.4%		
Eagle Materials	5,870	142
Headwaters (1)	6,600	21
Martin Marietta Materials	5,700	452
Texas Industries	3,480	87
US Concrete (1)	15,200	30
		732
Containers & Packaging 0.9%		
AptarGroup	9,460	295
Caraustar Industries (1)	8,450	1
Crown Cork & Seal (1)	21,950	499
Graphic Packaging Holding (1)	29,313	25
Greif Brothers	4,900	163
Myers Industries	5,315	33
Packaging Corporation of America	13,755	179
Rock-Tenn, Class A	5,190	140
Silgan Holdings	3,960	208
Sonoco Products	12,687	266
Temple-Inland	16,900	91
		1,900
Metals & Mining 1.0%		
Allied Nevada Gold (1)	14,900	87

Wausau Paper	9,000	47
		342
Total Materials		11,015

TELECOMMUNICATION SERVICES 2.1%

Diversified Telecommunication Services 0.6%

Alaska Communications Systems Group	7,200	48
CBeyond (1)	3,400	64
Cincinnati Bell (1)	30,600	70
Cogent Communications Group (1)	11,200	81
Consolidated Communications	1,104	11
D&E Communications	4,809	26
General Communications, Class A (1)	9,670	65
Hickory Technology	17,400	94
IDT, Class B (1)	2,742	3
Level 3 Communications (1)	188,807	174
nTelos	5,200	94
Paetec Holding (1)	19,800	28
Premiere Global Services (1)	13,100	116
Shenandoah Telecomm	4,900	112
SureWest Communications	4,250	33
TW Telecom (1)	22,110	193
Warwick Valley Telephone	6,697	74
		1,286

Wireless Telecommunication Services 1.5%

Centennial Communications (1)	19,090	158
Crown Castle International (1)	34,952	713
Leap Wireless International (1)	8,400	293
MetroPCS Communications (1)	32,100	548
NII Holdings, Class B (1)	24,334	365
SBA Communications (1)	16,900	394
Syniverse Holdings (1)	8,402	132

Telephone & Data Systems	14,790	392
TerreStar (1)	2,700	2
U. S. Cellular (1)	3,093	103
		3,100
Total Telecommunication Services		4,386
TRUSTS & MUTUAL FUNDS 0.0%		
Trusts & Mutual Funds 0.0%		
Blackrock Kelso Capital	2,300	10
Total Trusts & Mutual Funds		10
UTILITIES 5.1%		
Electric Utilities 1.4%		
ALLETE	3,082	82
Central Vermont Public Service	3,600	62
Cleco	10,000	217
DPL	14,842	335
El Paso Electric (1)	5,300	75
Empire District Electronics	2,660	38
Great Plains Energy	18,333	247
Hawaiian Electric Industries	14,200	195
IdaCorp	7,410	173
ITC Holdings	7,600	332
Madison Gas & Electric	3,900	122
NV Energy	35,100	330
Portland General Electric	7,900	139
Unisource Energy	4,350	123
United Illuminating	2,033	45
Unitil	4,100	82
Westar Energy	13,650	239
		2,836

Gas Utilities 1.8%		
AGL Resources	11,850	314
Atmos Energy	12,060	279
Calpine (1)	60,600	413
Energen	10,920	318
Laclede Gas	4,710	184
National Fuel Gas Company	10,330	317
New Jersey Resources	4,875	166
Northwest Natural Gas	3,490	151
Oneok	15,172	343
Piedmont Natural Gas	10,200	264
RGC Resources	4,243	102
South Jersey Industries	4,320	151
Southwest Gas	5,580	118
UGI	15,960	377
Washington Gas Light	6,500	213
		3,710
Independent Power Producers & Energy Traders 0.5%		
Mirant (1)	18,300	209
NRG Energy (1)	27,700	487
Ormat Technologies	3,700	102
Reliant Energy (1)	69,144	220
		1,018
Multi-Utilities 1.1%		
Alliant Energy	13,848	342
Avista	8,390	116
Black Hills	5,540	99
CH Energy Group	1,750	82
Florida Public Utilities	10,349	101
MDU Resources Group	25,691	415
Northwestern	4,600	99
NSTAR	14,674	468

OGE Energy	13,850	330
PNM Resources	13,719	113
Vectren	10,549	222
		2,387
Water Utilities 0.3%		
American States Water	3,600	131
Aqua America	19,246	385
California Water Service Group	2,600	109
Connecticut Water Service	1,550	31
Pennichuck	4,066	83
		739
Total Utilities		10,690
Total Common Stocks (Cost $297,838)		195,214
CONVERTIBLE PREFERRED STOCKS 0.0%		
HEALTH CARE 0.0%		
Health Care Providers & Services 0.0%		
National Healthcare, Series A	3,400	39
Total Health Care		39
Total Convertible Preferred Stocks (Cost $44)		39
SHORT-TERM INVESTMENTS 7.9%		
Money Market Funds 6.7%		
T. Rowe Price Reserve Investment Fund, 0.36% (2)(3)	13,963,892	13,964
		13,964
U.S. Treasury Obligations 1.2%		
U.S. Treasury Bills, 0.175%, 4/9/09 (4)	1,400,000	1,400
U.S. Treasury Bills, 0.21%, 5/7/09 (4)	200,000	200

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Extended Equity Market Index Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor's 500 Stock Index®, as represented by the Dow Jones Wilshire 4500 Completion Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncement
 In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2009:

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2009, the cost of investments for federal income tax purposes was $314,444,000. Net unrealized loss aggregated $102,045,000 at period-end, of which $15,107,000 related to appreciated investments and $117,152,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 95.3%		
CONSUMER DISCRETIONARY 9.2%		
Auto Components 0.2%		
American Axle & Manufacturing Holdings	6,800	9
Arvinmeritor	3,100	3
Borg-Warner	4,500	91
Cooper Tire & Rubber	3,200	13
Gentex	7,300	73
Goodyear Tire & Rubber (1)	8,500	53
Johnson Controls	22,500	270
Lear (1)	10,400	8
Modine Manufacturing	2,000	5
Proliance International (1)	6,553	1
Standard Motor Products	5,600	15
TRW (1)	3,100	10
		551
Automobiles 0.1%		
Ford Motor (1)(5)	91,161	240
GM	31,152	60
Harley-Davidson	8,600	115
Thor Industries	1,800	28
Winnebago	2,000	11
		454
Distributors 0.1%		
Genuine Parts	6,400	191
Infosonics (1)	8,300	2
		193
Diversified Consumer Services 0.5%		
Apollo Group, Class A (1)	4,125	323
Brinks Home Security (1)	2,200	50
Career Education (1)	3,100	74
Corinthian Colleges (1)	4,700	91

DeVry	2,700	130
H&R Block	18,600	338
ITT Educational Services (1)	1,500	182
Learning Tree International (1)	1,700	14
Matthews International, Class A	1,600	46
Regis	2,000	29
Service Corporation International	13,300	47
Sotheby's, Class A	2,552	23
Stewart Enterprises, Class A	12,600	41
Strayer Education	500	90
Weight Watchers	2,100	39
		1,517
Hotels, Restaurants & Leisure 1.6%		
Bob Evans Farms	2,500	56
Boyd Gaming	4,600	17
Brinker	4,825	73
Carnival	16,300	352
CEC Entertainment (1)	1,300	34
Chipotle Mexican Grill, Class A (1)	1,300	86
Choice Hotels International	2,300	59
Cracker Barrel Old Country Store	1,900	54
Darden Restaurants	5,100	175
Gaylord Entertainment (1)	2,800	23
International Game Technology	16,500	152
International Speedway, Class A	1,600	35
Interval Leisure Group (1)	3,404	18
Jack In The Box (1)	3,400	79
Krispy Kreme (1)	4,200	7
Landry's Seafood Restaurant	1,100	6
Marriott, Class A	12,800	209
McDonald's	41,300	2,254
MGM Mirage (1)	4,243	10
MTR Gaming Group (1)	5,600	5

Multimedia Games (1)	4,900	11
Panera Bread, Class A (1)	1,700	95
Papa John's International (1)	2,000	46
PF Chang's China Bistro (1)	2,400	55
Pinnacle Entertainment	7,900	56
Royal Caribbean Cruises	3,300	26
Ruby Tuesday (1)	6,400	19
Shuffle Master (1)	6,000	17
Six Flags (1)	2,800	1
Sonic (1)	3,400	34
Speedway Motorsports	1,600	19
Starbucks (1)	27,000	300
Starwood Hotels & Resorts Worldwide	6,900	88
The Cheesecake Factory (1)	5,800	66
Vail Resorts (1)	1,800	37
Wendy's / Arby's Group	17,675	89
WMS Industries (1)	2,900	61
Wyndham Worldwide	5,330	22
Wynn Resorts (1)	2,400	48
Yum! Brands	17,500	481
		5,275
Household Durables 0.5%		
American Greetings, Class A	1,500	8
Beazer Homes (1)	7,800	8
Black & Decker	2,000	63
Blyth	375	10
Cavco Industries (1)	1,940	46
Centex	4,500	34
Champion Enterprises (1)	7,100	3
D. R. Horton	10,960	106
Ethan Allen Interiors	2,000	22
Fortune Brands	5,500	135
Furniture Brands International	2,900	4

Harman International	3,300	45
Hovnanian Enterprises (1)	4,900	8
Jarden (1)	3,895	49
KB Home	3,200	42
La-Z-Boy	2,600	3
Leggett & Platt	5,900	77
Lennar, Class A	4,200	31
MDC Holdings	1,545	48
Meritage (1)	3,000	34
Mohawk Industries (1)	1,831	55
Newell Rubbermaid	10,476	67
NVR (1)	320	137
Pulte	7,500	82
Russ Berrie (1)	35,400	47
Ryland Group	2,100	35
Snap-On	1,800	45
Standard Pacific (1)	7,100	6
Stanley Furniture	1,200	9
Stanley Works	3,100	90
Tempur-Pedic	9,600	70
Toll Brothers (1)	5,300	96
Tupperware Brands	3,100	53
Whirlpool	2,522	75
		1,643
Internet & Catalog Retail 0.4%		
Amazon.com (1)	12,100	889
Blue Nile (1)	1,400	42
Expedia (1)	7,624	69
HSN (1)	1,704	9
IAC Interactive (1)	4,262	65
Netflix (1)	2,500	107
NutriSystem	3,600	52
Petmed Express (1)	2,500	41

priceline.com (1)	1,550	122
Ticketmaster Entertainment (1)	1,704	6
ValueVision Media, Class A (1)	3,200	2
		1,404
Leisure Equipment & Products 0.1%		
Arctic Cat	2,000	8
Brunswick	5,900	20
Callaway Golf	2,800	20
Eastman Kodak	8,300	32
Hasbro	4,000	100
Mattel	10,700	123
Nautilus Group (1)	1,475	1
Polaris Industries	1,100	24
Pool	2,305	31
		359
Media 2.3%		
AH Belo	380	—
Arbitron	3,080	46
Ascent Media, Series A (1)	455	11
Belo, Class A	1,900	1
Cablevision	9,900	128
CBS, Class B	20,129	77
Clear Channel Outdoor, Class A (1)	5,100	19
Comcast, Class A	106,491	1,453
Cox Radio, Class A (1)	3,500	14
DirecTV (1)	20,550	468
Discovery Communications, Series A (1)	2,250	36
Discovery Communications, Series C (1)	9,750	143
Dish Network, Class A (1)	9,400	104
Disney	68,340	1,241
DreamWorks Animation, Class A (1)	3,000	65
E.W. Scripps, Class A	3,533	5

Emmis Communications, Class A (1)	1,200	1
Entercom Communications	1,200	1
Entravision Communications (1)	4,400	1
Gannett	5,900	13
Gray Communications Systems	1,700	1
Harte-Hanks	6,900	37
Hearst-Argyle Television	1,700	7
Interactive Data	2,900	72
Interpublic Group (1)	14,651	60
John Wiley & Sons, Class A	1,900	57
Lamar Advertising, Class A (1)	4,400	43
Lee Enterprises	4,700	1
Liberty Global (1)	11,307	165
Live Nation (1)	4,675	13
Marvel Entertainment (1)	3,300	88
McClatchy	1,916	1
McGraw-Hill	11,000	252
Media General, Class A	1,600	3
Mediacom Communications (1)	2,800	11
Meredith	2,300	38
New York Times, Class A	8,000	36
News Corporation, Class A	86,284	571
Nexstar Broadcasting (1)	4,100	3
Omnicom	11,400	267
Primedia	4,683	12
Regal Entertainment Group, Class A	5,000	67
Regent Communications (1)	6,500	1
Scholastic	1,100	17
Scripps Networks Interactive, Class A	2,800	63
Spanish Broadcasting, Class A (1)	3,000	—
Time Warner	44,373	856
Time Warner Cable	13,104	325
Valassis Communications (1)	18,000	28
Viacom, Class B (1)	22,529	392

Washington Post, Class B	270	96
		7,410
Multiline Retail 0.7%		
99 Cents Only Stores (1)	2,900	27
Big Lots (1)	3,700	77
Dollar Tree (1)	3,300	147
Family Dollar Stores	5,400	180
J.C. Penney	8,100	163
Kohl's (1)	11,300	478
Macys	16,166	144
Nordstrom	7,000	117
Saks (1)	4,375	8
Sears Holding (1)	3,231	148
Target	27,200	935
Tuesday Morning (1)	4,500	6
		2,430
Specialty Retail 2.2%		
Abercrombie & Fitch	2,916	69
Advance Auto Parts	3,350	138
American Eagle Outfitters	10,550	129
AnnTaylor Stores (1)	4,200	22
Autonation (1)	6,300	87
AutoZone (1)	1,700	276
Barnes & Noble	1,600	34
Bed Bath & Beyond (1)	9,000	223
Best Buy	13,150	499
Blockbuster, Class A (1)	6,600	5
Borders Group (1)	2,700	2
CarMax (1)	8,658	108
Charming Shoppes (1)	4,000	6
Chico's (1)	10,600	57
Christopher & Banks	2,900	12

Collective Brands (1)	2,806	27
Conns (1)	1,700	24
Cost Plus (1)	900	1
Dick's Sporting Goods (1)	3,600	51
Foot Locker	5,600	59
Franklin Covey (1)	5,200	23
GameStop (1)	6,670	187
GAP	17,550	228
Genesco (1)	1,500	28
Group One Automotive	1,600	22
Hibbett Sports (1)	2,362	45
Home Depot	61,850	1,457
Hot Topic (1)	3,950	44
Lowe's	53,200	971
MarineMax (1)	1,700	3
Men's Wearhouse	3,900	59
O'Reilly Automotive (1)	4,900	172
Office Depot (1)	14,000	18
OfficeMax	4,222	13
Pacific Sunwear (1)	2,325	4
Pep Boys	1,700	7
PetSmart	4,100	86
Pier 1 Imports (1)	3,100	2
RadioShack	5,700	49
Rent-A-Center (1)	2,800	54
Ross Stores	5,200	187
Sally Beauty Supply (1)	6,700	38
Select Comfort (1)	5,050	4
Sherwin-Williams	3,800	197
Staples	25,875	469
Talbots	1,900	7
The Children's Place (1)	2,000	44
The Finish Line	5,505	36
The Limited	10,755	94

Tiffany	4,900	106
TJX	15,700	403
Tween Brands (1)	357	1
Urban Outfitters (1)	5,100	83
West Marine (1)	3,900	21
Williams-Sonoma	2,700	27
Zumiez (1)	2,100	20
		7,038
Textiles, Apparel & Luxury Goods 0.5%		
Coach (1)	12,000	200
Columbia Sportswear	1,500	45
Deckers Outdoor (1)	1,000	53
Fossil (1)	2,200	35
Hanesbrands (1)	4,300	41
Iconix Brand Group (1)	4,300	38
K-Swiss, Class A	3,900	33
Liz Claiborne	2,800	7
Movado Group	2,000	15
Nike, Class B	14,600	685
Orange 21 (1)	7,300	7
Polo Ralph Lauren, Class A	2,900	122
Quiksilver (1)	11,600	15
Rocky Brands (1)	8,800	31
Timberland, Class A (1)	2,100	25
Unifi (1)	16,400	10
V. F.	3,600	206
		1,568
Total Consumer Discretionary		29,842
CONSUMER STAPLES 10.7%		
Beverages 2.3%		
Brown-Forman, Class B	3,800	148

Coca-Cola	74,700	3,283
Coca-Cola Enterprises	11,900	157
Constellation Brands, Class A (1)	7,500	89
Dr. Pepper Snapple Group (1)	9,200	156
Hansen Natural (1)	4,400	158
Molson Coors Brewing, Class B	5,200	178
Pepsi Bottling Group	4,800	106
PepsiAmericas	4,500	78
PepsiCo	58,470	3,010
		7,363
Food & Staples Retailing 2.9%		
BJ's Wholesale Club (1)	2,300	74
Costco Wholesale	16,000	741
CVS Caremark	54,888	1,509
Great Atlantic & Pacific Tea (1)	2,100	11
Kroger	24,600	522
Rite Aid (1)	19,400	7
Ruddick	2,200	49
Safeway	14,900	301
SUPERVALU	9,299	133
Sysco	22,000	502
The Pantry (1)	2,000	35
United Natural Foods (1)	2,200	42
Wal-Mart	82,800	4,314
Walgreen	36,600	950
Weis Markets	1,500	46
Whole Foods Market	6,300	106
		9,342
Food Products 1.7%		
Alico	900	22
Archer Daniels Midland	23,672	658
Bunge Limited	4,700	266

Campbell Soup	7,500	205
ConAgra	17,208	290
Corn Products International	2,800	59
Dean Foods (1)	5,779	104
Del Monte Foods	11,111	81
Flowers Foods	4,415	104
General Mills	12,300	613
Hain Celestial Group (1)	2,100	30
Hershey Foods	6,100	212
H.J. Heinz	11,000	364
Hormel Foods	3,400	108
J.M. Smucker	4,516	168
Kellogg	8,500	311
Kraft Foods, Class A	54,376	1,212
Lancaster Colony	1,800	75
Lance	2,000	42
McCormick	5,100	151
Sara Lee	26,800	217
Smithfield Foods (1)	6,100	58
Tasty Baking	5,200	22
Tootsie Roll Industries	2,477	54
Treehouse Foods (1)	1,675	48
Tyson Foods, Class A	13,154	123
		5,597
Household Products 2.2%		
Clorox	5,200	267
Colgate-Palmolive	18,400	1,085
Energizer (1)	2,600	129
Kimberly-Clark	14,200	655
Procter & Gamble	110,612	5,209
		7,345

Personal Products 0.2%		
Alberto Culver	2,900	66
Avon	17,300	333
Bare Escentuals (1)	6,100	25
Chattem (1)	800	45
Elizabeth Arden (1)	2,300	13
Estee Lauder, Class A	4,800	118
NBTY (1)	2,900	41
		641
Tobacco 1.4%		
Alliance One International (1)	10,000	38
Altria Group	79,000	1,266
Lorillard	6,000	370
Philip Morris International	72,600	2,583
Reynolds American	5,366	192
Universal	1,800	54
Vector Group	4,141	54
		4,557
Total Consumer Staples		34,845
ENERGY 11.4%		
Energy Equipment & Services 1.6%		
Allis-Chalmers Energy (1)	2,200	4
Atwood Oceanics (1)	2,800	46
Baker Hughes	12,100	345
BJ Services	10,600	105
Bristow Group (1)	1,200	26
Cameron International (1)	8,800	193
Carbo Ceramics	1,600	45
Diamond Offshore Drilling	2,300	145
ENSCO International	7,000	185
Exterran Holdings (1)	3,007	48

FMC Technologies (1)	5,574	175
Global Industries (1)	4,700	18
Halliburton	34,100	528
Helix Energy Solutions Group (1)	7,410	38
Helmerich & Payne	4,200	96
Hercules Offshore (1)	5,848	9
ION Geophysical (1)	5,500	9
Nabors Industries (1)	9,960	99
National Oilwell Varco (1)	15,877	456
Newpark Resources (1)	11,100	28
Noble Drilling	1,600	39
Oceaneering International (1)	2,600	96
Oil States International (1)	3,000	40
OYO Geospace (1)	800	10
Parker Drilling (1)	6,800	13
Patterson-UTI Energy	7,200	65
Pride International (1)	7,300	131
Rowan	3,900	47
Schlumberger	45,844	1,862
Smith International	7,913	170
Sulphco (1)	5,600	6
Superior Energy (1)	4,000	52
TETRA Technologies (1)	9,050	29
Tidewater	1,000	37
Unit (1)	1,300	27
		5,222
Oil, Gas & Consumable Fuels 9.8%		
Anadarko Petroleum	16,858	656
Apache	12,486	800
Arch Coal	6,092	81
Arena Resources (1)	3,400	87
Atlas America	2,700	24
Bill Barrett (1)	3,100	69

Cabot Oil & Gas	4,300	101
Callon Petroleum (1)	4,200	5
Chesapeake Energy	22,708	387
Chevron	75,733	5,092
Cimarex Energy	2,244	41
CNX Gas (1)	2,400	57
ConocoPhillips	54,549	2,136
CONSOL Energy	7,300	184
Crosstex Energy	2,700	4
Denbury Resources (1)	10,400	155
Devon Energy	16,832	752
El Paso	26,244	164
Encore Acquisition (1)	3,300	77
Energy Partners (1)	4,883	—
EOG Resources	9,900	542
Evergreen Energy (1)	5,100	7
ExxonMobil	187,262	12,753
Fieldpoint Petroleum (1)	34,200	57
Forest Oil (1)	2,600	34
Foundation Coal Holdings	2,100	30
Frontier Oil	4,500	58
General Maritime	8,442	59
GMX Resources (1)	2,900	19
Hess	10,500	569
Holly	2,400	51
Marathon Oil	26,708	702
Mariner Energy (1)	4,033	31
Massey Energy	4,500	46
Murphy Oil	6,600	296
Newfield Exploration (1)	4,300	98
Noble Energy	6,200	334
Occidental Petroleum	30,100	1,675
Pacific Ethanol (1)	4,000	1
Patriot Coal (1)	10,880	40

Peabody Energy	10,600	265
Penn Virginia	2,200	24
Petrohawk Energy (1)	11,400	219
Petroleum Development (1)	1,300	15
Pioneer Natural Resources Co	3,900	64
Plains Exploration & Production (1)	4,875	84
Quicksilver Resources (1)	5,500	31
Range Resources	6,800	280
Southern Union	4,210	64
Southwestern Energy (1)	14,200	422
Spectra Energy	21,526	304
Stone Energy (1)	3,600	12
Sunoco	4,700	125
Syntroleum (1)	6,600	10
Tesoro Petroleum	5,200	70
Ultra Petroleum (1)	6,600	237
Valero Energy	19,214	344
Whiting Petroleum (1)	2,000	52
Williams Companies	21,085	240
World Fuel Services	1,700	54
XTO Energy	21,877	670
		31,860
Total Energy		37,082

FINANCIALS 11.4%

Capital Markets 2.4%

Allied Capital	4,400	7
American Capital	22,300	42
Ameriprise Financial	9,200	189
Apollo Investment	5,500	19
Bank of New York Mellon	43,860	1,239
BGC Partners, Class A	5,300	12
BlackRock	700	91

Charles Schwab	36,206	561
Cohen & Steers	1,900	21
Eaton Vance	5,200	119
Federated Investors, Class B	3,150	70
Franklin Resources	5,700	307
GFI Group	7,500	24
Goldman Sachs	17,460	1,851
Greenhill	1,300	96
Invesco	14,700	204
Investment Technology Group (1)	2,300	59
Janus Capital Group	5,400	36
Jefferies Group	4,900	68
Knight Capital Group (1)	5,900	87
LaBranche & Co. (1)	6,000	22
Legg Mason	5,350	85
Morgan Stanley	39,500	899
Northern Trust	7,600	455
Piper Jaffray (1)	1,215	31
Raymond James Financial	4,125	81
SEI Investments	8,000	98
State Street	12,330	380
Stifel Financial (1)	2,850	123
TD Ameritrade Holding (1)	11,700	162
Virtus Investment Partners (1)	475	3
Waddell & Reed Financial, Class A	9,151	165
Westwood Holdings Group	3,200	125
		7,731
Commercial Banks 2.3%		
1st Source	2,513	45
Amcore Financial	2,470	4
Associated Banc	3,767	58
Banco Santander Central Hispano, ADR	3,973	27
Bancorp South	2,700	56

Bank of Hawaii	1,800	59
Bank of the Ozarks	4,000	92
BB&T	21,112	357
BOK Financial	1,615	56
Boston Private Financial	6,100	21
Capitol Bancorp Limited	947	4
Citizens Republic Bancorp (1)	16,979	26
City National	1,100	37
Colonial BancGroup	15,500	14
Comerica	4,500	82
Commerce Bancshares	3,144	114
Community Capital	2,300	12
Cullen/Frost Bankers	2,400	113
CVB Financial	4,339	29
East West Bancorp	7,600	35
F.N.B.	4,058	31
Fidelity Southern	4,646	12
Fifth Third Bancorp	21,790	64
First Busey	4,950	38
First Financial Bancorp	4,670	45
First Horizon National	7,430	80
First Merchants	3,430	37
First Midwest Bancorp	2,450	21
FirstBank Puerto Rico	4,900	21
FirstMerit	3,400	62
Frontier Financial	2,300	3
Fulton Financial	6,874	46
German American Bancorp	6,574	79
Hancock Holding	2,500	78
Horizon Financial	9,175	16
Huntington Bancshares	14,106	23
Iberiabank	1,250	57
Integra Bank	4,471	9
International Bancshares	3,812	30

KeyCorp	40,234	317
M & T Bank	3,100	140
Marshall & Ilsley	9,491	53
Metrocorp Bancshares	4,200	12
Midwest Banc Holdings	2,700	3
NBT Bancorp	2,900	63
Old National Bancorp	3,612	40
Oriental Financial Group	4,427	22
Pacific Capital Bancorp	2,510	17
Park National	915	51
Peoples Bancorp	2,645	34
PNC Financial	15,893	466
Popular	9,200	20
Prosperity Bancshares	2,200	60
Provident Bankshares	1,599	11
Regions Financial	17,856	76
Renasant	3,375	42
S&T Bancorp	1,900	40
Sandy Spring Bancorp	3,600	40
Signature Bank (1)	2,300	65
South Financial Group	7,865	9
Southwest Bancorp of Oklahoma	2,600	24
Sterling Bancshares	7,925	52
SunTrust	12,670	149
Susquehanna Bancshares	4,303	40
SVB Financial Group (1)	1,500	30
Synovus Financial	10,600	34
TCF Financial	4,200	49
Texas Capital Bancshares (1)	3,600	41
Trustmark	2,700	50
U.S. Bancorp	61,955	905
UCBH Holdings	5,400	8
UMB Financial	996	42
United Bankshares	2,900	50

Valley National Bancorp	4,210	52
Webster Financial	3,003	13
Wells Fargo	155,034	2,208
WesBanco	2,400	55
WestAmerica	1,100	50
Whitney Holding	3,425	39
Wilmington Trust	1,500	15
Wintrust Financial	1,950	24
Zions Bancorp	3,001	30
		7,534
Consumer Finance 0.3%		
Advance America Cash Advance Centers	3,500	6
American Express	42,900	585
AmeriCredit (1)	6,100	36
Capital One Financial	14,127	173
CompuCredit (1)	6,900	17
Discover Financial	17,500	110
First Marblehead (1)	3,100	4
SLM (1)	18,700	93
Student Loan	600	26
United PanAm Financial (1)	5,200	7
World Acceptance (1)	2,000	34
		1,091
Diversified Financial Services 2.3%		
Bank of America	226,044	1,542
CIT Group	14,400	41
Citigroup (5)	201,814	510
CME Group	2,460	606
IntercontinentalExchange (1)	3,000	223
JPMorgan Chase	140,977	3,747
Leucadia National (1)	6,462	96
Moody's	7,500	172

NASDAQ OMX Group (1)	5,700	112
NYSE Euronext	9,700	174
PHH (1)	4,487	63
		7,286
Insurance 2.3%		
Aflac	18,300	354
Alleghany	326	88
Allstate	20,500	393
American Financial Group	3,650	59
Aon	10,050	410
Arthur J. Gallagher	3,500	60
Assurant	4,600	100
Brown & Brown	4,300	81
Chubb	13,400	567
Cincinnati Financial	5,069	116
Conseco (1)	30,700	28
Delphi Financial, Class A	1,975	27
Erie Indemnity, Class A	1,800	62
Everest Reinsurance Holdings	2,100	149
FBL Financial, Class A	3,432	14
Fidelity National Financial	9,777	191
First American Financial	3,285	87
FPIC Insurance Group (1)	1,700	63
Genworth Financial, Class A	48,300	92
Hanover Insurance Group	1,800	52
Hartford Financial Services	5,400	42
HCC Insurance Holdings	4,450	112
Horace Mann Educators	4,900	41
Infinity Property & Casualty	1,200	41
Kansas City Life Insurance	2,102	75
Lincoln National	3,484	23
Loews	13,300	294
Markel (1)	380	108

Marsh & McLennan	18,000	364
MBIA (1)	18,000	82
Mercury General	1,900	56
MetLife	29,900	681
Navigators Group (1)	1,600	75
Odyssey Re Holdings	2,300	87
Old Republic International	8,587	93
Phoenix Companies	9,500	11
Presidential Life	4,200	33
Principal Financial Group	11,100	91
ProAssurance (1)	1,324	62
Progressive (1)	25,900	348
Prudential Financial	7,300	139
Reinsurance Group of America	3,300	107
RLI	1,300	65
StanCorp Financial Group	2,600	59
The Travelers Companies	21,423	871
Torchmark	1,000	26
United Fire & Casualty	1,800	40
Unitrin	1,800	25
Unum Group	13,100	164
W. R. Berkley	5,637	127
XL Capital, Class A	17,200	94
Zenith National	1,650	40
		7,469

Real Estate Investment Trusts (REITs) 1.3%

Agree Realty, REIT	4,300	67
Alexandria Real Estate, REIT	1,500	55
AMB Property, REIT	4,300	62
Apartment Investment & Management, Class A, REIT	4,751	26
Avalonbay Communities, REIT	3,086	145
Boston Properties, REIT	4,700	165
Brandywine Realty Trust, REIT	5,700	16

BRE Properties, REIT	2,300	45
Camden Property Trust, REIT	2,300	50
CBL & Associates Properties, REIT	4,500	11
Cousins Properties, REIT	2,850	18
Developers Diversified Realty, REIT	8,100	17
Digital Realty Trust, REIT	4,500	149
Duke Realty, REIT	5,800	32
EastGroup Properties, REIT	2,600	73
Equity Lifestyle Properties, REIT	2,500	95
Equity Residential, REIT	9,600	176
Essex Property Trust, REIT	800	46
Federal Realty Investment Trust, REIT	2,400	110
FelCor Lodging Trust, REIT	4,848	7
First Industrial Realty, REIT	2,800	7
Friedman, Billings, Ramsey Group, Class A, REIT (1)	8,300	2
Getty Realty, REIT	5,600	103
HCP, REIT	9,500	170
Health Care, REIT	2,900	89
Highwoods Properties, REIT	3,200	69
Home Properties of New York, REIT	1,700	52
Hospitality Properties Trust, REIT	6,200	74
Host Hotels & Resorts, REIT	18,783	74
Kilroy Realty, REIT	1,300	22
Kimco Realty, REIT	8,770	67
Liberty Property Trust, REIT	3,800	72
Macerich Company, REIT	2,500	16
Mack-Cali Realty, REIT	2,800	55
Maguire Properties, REIT (1)	6,900	5
Mid-America Apartment Communities, REIT	1,600	49
Mission West Properties, REIT	7,200	46
Monmouth, Class A, REIT	20,282	134
Nationwide Health Properties, REIT	4,200	93
One Liberty Properties, REIT	4,700	17
Parkway Properties, REIT	2,900	30

Pennsylvania, REIT	3,330	12
Plum Creek Timber, REIT	5,244	152
PMC Commercial Trust, REIT	22,291	124
Post Properties, REIT	1,800	18
Potlatch, REIT	2,388	55
ProLogis, REIT	8,391	55
Public Storage, REIT	4,894	270
Rayonier, REIT	3,094	94
Realty Income, REIT	4,400	83
Regency Centers, REIT	2,400	64
Senior Housing Properties, REIT	5,000	70
Simon Property Group, REIT	9,386	325
SL Green Realty, REIT	1,870	20
Strategic Hotel Capital, REIT	6,200	4
Taubman Centers, REIT	2,200	38
UDR, REIT	5,079	44
Ventas, REIT	5,400	122
Vornado Realty Trust, REIT	5,278	175
Weingarten Realty Investors, REIT	2,875	27
		4,363
Real Estate Management & Development 0.1%		
CB Richard Ellis Group, Class A (1)	10,300	41
Consolidated-Tomoka Land	900	27
Forest City Enterprises, Class A	5,300	19
Forestar Group (1)	4,000	31
Reis (1)	10,500	34
St. Joe (1)	3,600	60
		212
Thrifts & Mortgage Finance 0.4%		
Anchor Bancorp Wisconsin	8,500	12
Astoria Financial	3,625	33
BankAtlantic Bancorp, Class A	5,340	11

Berkshire Hills Bancorp	3,400	78
Brookline Bancorp	8,093	77
Capitol Federal Financial	1,900	72
CORUS Bankshares (1)	4,800	1
Doral Financial (1)	3,562	6
First Niagara Financial	12,105	132
Flushing Financial	6,650	40
Hudson City Bancorp	22,109	258
MGIC Investment	33,000	47
New York Community Bancorp	14,653	164
Northwest Bancorp	3,200	54
Peoples United Financial	11,677	210
PMI Group	5,100	3
Radian	2,700	5
Tree.com (1)	5,384	25
Triad Guaranty (1)	12,700	2
Washington Federal	3,942	52
		1,282
Total Financials		36,968

HEALTH CARE 14.3%

Biotechnology 2.3%

Alexion Pharmaceutical (1)	3,600	136
Alkermes (1)	4,900	59
Amgen (1)	40,060	1,984
Amylin Pharmaceuticals (1)	1,900	22
Ariad Pharmaceuticals (1)	11,900	14
Array BioPharma (1)	5,700	15
AVI BioPharma (1)	4,000	3
Biogen Idec (1)	10,910	572
BioMarin Pharmaceutical (1)	5,500	68
Celgene (1)	17,400	773
Cell Genesys (1)	4,700	1

Cephalon (1)	2,300	157
Cubist Pharmaceuticals (1)	2,800	46
CuraGen (1)	5,300	5
CV Therapeutics (1)	4,500	89
Cytrx (1)	6,400	2
Dendreon (1)	5,000	21
Enzon Pharmaceuticals (1)	4,300	26
Facet Biotech (1)	2,620	25
Genzyme (1)	9,749	579
Gilead Sciences (1)	34,560	1,601
Human Genome Sciences (1)	7,000	6
ImmunoGen (1)	6,900	49
Immunomedics (1)	6,100	6
Incyte (1)	8,900	21
InterMune (1)	1,800	30
Isis Pharmaceuticals (1)	5,005	75
Lexicon Pharmaceuticals (1)	5,000	5
Ligand Pharmaceuticals, Class B (1)	5,865	18
Martek Biosciences (1)	1,800	33
Medarex (1)	6,100	31
Myriad Genetics (1)	4,400	200
Neose Technologies (1)	2,700	—
Neurocrine Biosciences (1)	5,700	20
NPS Pharmaceuticals (1)	6,000	25
ONYX Pharmaceuticals (1)	2,700	77
OSI Pharmaceuticals (1)	1,950	75
OXiGENE (1)	6,400	4
Progenics Pharmaceuticals (1)	4,200	28
Regeneron Pharmaceuticals (1)	4,500	62
RXi Pharmaceuticals (1)	4,219	21
Sangamo BioSciences (1)	4,900	21
Theravance (1)	2,900	49
Trimeris	2,600	5

Vertex Pharmaceuticals (1)	7,700	221
		7,280
Health Care Equipment & Supplies 2.5%		
Align Technology (1)	4,400	35
American Medical Systems (1)	3,900	43
Analogic	1,100	35
Anika Therapeutics (1)	12,800	59
Aspect Medical Systems (1)	4,600	19
Baxter International	22,500	1,152
Beckman Coulter	2,400	122
Becton, Dickinson & Company	8,500	572
Boston Scientific (1)	57,339	456
C.R. Bard	3,500	279
Cantel Medical, Class B (1)	3,700	48
Cerus (1)	4,800	3
Cooper Companies	3,100	82
Covidien	18,950	630
Dentsply International	5,300	142
Edwards Lifesciences (1)	2,360	143
Exactech (1)	3,800	44
Gen-Probe (1)	2,100	96
Haemonetics (1)	1,600	88
Healthtronics (1)	4,300	6
Hologic (1)	10,544	138
Hospira (1)	6,090	188
ICU Medical (1)	1,700	55
IDEXX Laboratories (1)	2,200	76
Immucor (1)	3,500	88
Integra LifeSciences (1)	1,400	35
Intuitive Surgical (1)	1,700	162
Invacare	2,200	35
Inverness Medical Innovations (1)	3,680	98
Kinetic Concepts (1)	2,100	44

Medical Action Industries (1)	4,650	39
Medtronic	42,420	1,250
NMT Medical (1)	5,100	4
OraSure Technologies (1)	4,500	11
Palomar Medical Technologies (1)	1,400	10
ResMed (1)	4,000	141
RTI Biologics (1)	3,500	10
St. Jude Medical (1)	12,800	465
Steris	2,000	47
Stryker	8,900	303
SurModics (1)	2,400	44
Synergetics USA (1)	16,000	13
Teleflex	1,500	59
Thoratec (1)	3,000	77
Varian Medical Systems (1)	4,700	143
West Pharmaceutical Services	1,700	56
Zimmer Holdings (1)	7,860	287
Zoll Medical (1)	2,800	40
		7,972
Health Care Providers & Services 2.1%		
Aetna	17,600	428
AmerisourceBergen	6,032	197
AMN Healthcare Services (1)	3,252	17
AmSurg (1)	2,900	46
Bioscrip (1)	5,500	13
Birner Dental Management Services	1,900	22
Brookdale Senior Living	3,000	15
Cardinal Health	13,305	419
CIGNA	10,600	186
Community Health System (1)	5,100	78
CorVel (1)	1,625	33
Coventry Health Care (1)	6,914	89
Cross Country Healthcare (1)	4,300	28

DaVita (1)	4,199	185
Emeritus (1)	1,900	12
Express Scripts (1)	9,900	457
Gentiva Health Services (1)	2,575	39
Health Management (1)	22,100	57
Health Net (1)	5,700	83
Henry Schein (1)	3,400	136
Hooper Holmes (1)	5,300	2
Humana (1)	6,300	164
Laboratory Corporation of America (1)	4,200	246
Landauer	1,500	76
LifePoint Hospitals (1)	2,947	62
Lincare Holdings (1)	2,800	61
McKesson	10,551	370
Medco (1)	19,592	810
Omnicare	3,800	93
Patterson (1)	3,800	72
PharMerica (1)	2,952	49
PSS World Medical (1)	3,000	43
Psychemedics	3,075	17
Psychiatric Solutions (1)	3,400	54
Quest Diagnostics	6,300	299
Rural/Metro (1)	18,400	16
Sunrise Senior Living (1)	1,800	1
Tenet Healthcare (1)	19,750	23
UnitedHealth Group	45,622	955
Universal Health Services, Class B	2,300	88
VCA Antech (1)	3,900	88
WellPoint (1)	19,304	733
		6,862
Health Care Technology 0.1%		
Allscripts Healthcare Solution	8,400	87
Cerner (1)	2,600	114

Eclipsys (1)	2,700	27
IMS Health	6,300	79
Omnicell (1)	2,800	22
		329
Life Sciences Tools & Services 0.6%		
Albany Molecular Research (1)	2,400	23
Bio-Rad Laboratories, Class A (1)	1,000	66
Bruker (1)	5,000	31
Charles River Laboratories International (1)	1,968	53
Covance (1)	2,800	100
Dionex (1)	900	42
Exelixis (1)	7,100	33
Illumina (1)	7,000	261
Life Technologies (1)	7,034	228
Luminex (1)	2,800	51
Millipore (1)	1,700	97
Nektar Therapeutics (1)	5,700	31
PerkinElmer	4,635	59
Pharmaceutical Product Development	5,300	126
Techne	1,300	71
Thermo Fisher Scientific (1)	15,678	559
Varian (1)	1,700	40
Waters (1)	3,700	137
		2,008
Pharmaceuticals 6.7%		
Abbott Laboratories	58,500	2,790
Adolor (1)	7,900	16
Allergan	11,630	555
Bristol Myers Squibb	75,000	1,644
Eli Lilly	38,300	1,280
Endo Pharmaceutical (1)	4,700	83
Forest Laboratories (1)	11,300	248

Johnson & Johnson	102,975	5,416
K-V Pharmaceutical, Class A (1)	24,500	40
King Pharmaceuticals (1)	8,989	64
Medicines Company (1)	3,500	38
Medicis Pharmaceutical, Class A	1,700	21
Merck	77,594	2,076
Mylan (1)	11,775	158
Noven Pharmaceuticals (1)	2,100	20
Par Pharmaceutical (1)	2,700	26
Perrigo	3,300	82
Pfizer	246,805	3,361
Schering-Plough	61,000	1,437
Sepracor (1)	4,300	63
Valeant Pharmaceuticals (1)	3,100	55
ViroPharma (1)	9,100	48
Watson Pharmaceuticals (1)	4,200	131
Wyeth	50,100	2,156
		21,808
Total Health Care		46,259

INDUSTRIALS & BUSINESS SERVICES 9.9%

Aerospace & Defense 2.4%

Alliant Techsystems (1)	1,325	89
American Science Engineering	900	50
BE Aerospace (1)	4,700	41
Boeing	28,100	1,000
Ceradyne (1)	1,600	29
Curtiss-Wright	2,000	56
Esterline Technologies (1)	1,400	28
GenCorp (1)	5,200	11
General Dynamics	14,700	611
Goodrich	4,440	168
Harris	4,600	133

Hexcel (1)	4,200	28
Honeywell International	26,725	744
ITT	6,400	246
L-3 Communication	4,100	278
Ladish Company (1)	1,700	12
Lockheed Martin	12,600	870
Northrop Grumman	12,002	524
Precision Castparts	5,168	310
Raytheon	15,000	584
Rockwell Collins	6,400	209
Saic (1)	9,200	172
Spirit Aerosystems Holdings, Class A (1)	5,200	52
Taser International (1)	6,400	30
Teledyne Technologies (1)	1,900	51
United Technologies	35,204	1,513
		7,839
Air Freight & Logistics 0.9%		
C.H. Robinson Worldwide	6,300	287
Expeditors International of Washington	8,800	249
Fedex	10,700	476
Forward Air	2,250	37
UPS, Class B	37,200	1,831
		2,880
Airlines 0.1%		
AirTran (1)	7,200	33
Alaska Air Group (1)	2,600	46
AMR (1)	13,300	42
Continental Airlines, Class B (1)	7,000	62
SkyWest	6,200	77
Southwest Airlines	30,537	193
US Airways Group (1)	24,100	61
		514

Building Products 0.1%		
AAON	3,525	64
Ameron International	900	47
Lennox International	2,200	58
Masco	11,200	78
Owens Corning (1)	3,700	34
Quanex Building Products	4,000	31
Universal Forest Products	1,400	37
USG (1)	2,600	20
		369
Commercial Services & Supplies 0.7%		
Acco Brands (1)	25,369	25
Avery Dennison	2,600	58
Brinks Company	1,600	42
Cintas	4,200	104
Consolidated Graphics (1)	1,300	17
Copart (1)	2,950	87
Corrections Corporation of America (1)	4,268	55
Covanta Holding (1)	6,800	89
Deluxe	2,100	20
G & K Services, Class A	1,500	28
GEO (1)	2,700	36
Herman Miller	2,800	30
HNI	1,300	14
ICT Group (1)	3,800	21
IHS, Class A (1)	2,500	103
Kimball International, Class B	3,700	24
McGrath RentCorp	1,900	30
Pitney Bowes	5,700	133
R.R. Donnelley	7,400	54
Republic Services	12,797	219
Rollins	3,600	62
Stericycle (1)	3,300	158

Sykes Enterprises (1)	2,700	45
Team (1)	2,300	27
Tetra Tech (1)	3,225	66
United Stationers (1)	1,000	28
Viad	2,200	31
Waste Connections (1)	3,150	81
Waste Management	18,360	470
		2,157
Construction & Engineering 0.3%		
Dycom Industries (1)	3,300	19
EMCOR Group (1)	3,900	67
Fluor	7,000	242
Granite Construction	1,550	58
Insituform Technologies (1)	2,100	33
Jacobs Engineering Group (1)	4,900	189
KBR	7,000	97
Mastec (1)	4,350	52
Quanta Services (1)	8,150	175
Shaw Group (1)	3,500	96
		1,028
Electrical Equipment 0.6%		
Acuity Brands	2,200	50
American Superconductor (1)	4,100	71
Ametek	3,700	116
AZZ (1)	3,100	82
Baldor Electric	1,500	22
Belden	1,700	21
Brady, Class A	2,800	49
C&D Technologies (1)	3,400	6
Cooper Industries, Class A	7,500	194
Emerson Electric	28,000	800
Energy Conversion Devices (1)	2,700	36

FuelCell Energy (1)	8,200	20
General Cable (1)	2,700	54
GrafTech International (1)	8,800	54
Hubbell, Class B	1,600	43
Plug Power (1)	6,900	6
Regal-Beloit	1,600	49
Rockwell Automation	5,000	109
Thomas & Betts (1)	2,300	58
Ultralife (1)	3,500	27
Unique Mobility (1)	4,400	7
Vicor	3,900	19
Woodward Governor	3,600	40
		1,933
Industrial Conglomerates 1.8%		
3M	25,400	1,263
Carlisle Companies	2,800	55
GE	395,006	3,993
McDermott International (1)	10,300	138
Otter Tail	1,800	40
Roper Industries	3,100	132
Textron	10,000	57
Tredegar	2,200	36
Tyco International	6,450	126
		5,840
Machinery 1.6%		
3-D Systems (1)	4,300	28
Actuant, Class A	2,680	28
AGCO (1)	3,600	70
Ampco Pittsburgh	2,100	28
Briggs & Stratton	2,100	35
Bucyrus International, Class A	3,500	53
Cascade	1,000	18

Caterpillar	19,500	545
Crane	2,100	35
Cummins Engine	8,900	226
Danaher	8,800	477
Deere	14,800	486
Donaldson	2,600	70
Dover	6,200	163
Dynamic Materials	2,000	18
Eaton	5,500	203
EnPro Industries (1)	2,068	35
ESCO Technologies (1)	1,500	58
Flowserve	3,000	168
Force Protection (1)	6,200	30
Graco	2,887	49
Harsco	3,800	84
IDEX	2,500	55
Illinois Tool Works	13,700	423
Ingersoll-Rand, Class A	11,365	157
John Bean Technologies	3,209	33
Joy Global	4,300	92
Kennametal	3,500	57
Lincoln Electric Holdings	1,700	54
Manitowoc	4,800	16
Middleby (1)	1,604	52
Mueller Water Products	11,404	38
NACCO Industries	500	14
Nordson	2,000	57
Oshkosh	7,100	48
PACCAR	13,262	342
Pall	4,500	92
Parker Hannifin	5,778	196
Pentair	3,500	76
Robbins & Myers	3,600	55
SPX	2,304	108

Tecumseh Products (1)	2,100	9
Terex (1)	4,400	41
Timken	4,200	59
Toro	1,400	34
Trinity Industries	2,950	27
Valmont Industries	1,700	85
Wabtec	2,425	64
Watts Water Technologies, Class A	1,900	37
		5,228
Marine 0.1%		
Alexander & Baldwin	1,400	26
International Shipholding	2,500	49
Kirby (1)	2,400	64
Overseas Shipholding Group	1,400	32
		171
Professional Services 0.3%		
Administaff	1,700	36
Advisory Board (1)	2,000	33
Barrett Business	1,900	18
Corporate Executive Board	1,500	22
CoStar Group (1)	1,000	30
Diamond Management & Technology Consultants, Class A	4,500	12
Dun & Bradstreet	1,700	131
Equifax	4,800	117
FTI Consulting (1)	2,200	109
Hudson Highland Group (1)	2,814	3
Korn/Ferry (1)	3,000	27
Manpower	2,400	76
MPS Group (1)	5,100	30
Robert Half International	4,900	87
School Specialty (1)	2,000	35
Spherion (1)	5,300	11

Thomas Group (1)	4,800	4
TrueBlue (1)	4,500	37
VSE	2,000	54
		872
Road & Rail 0.8%		
Burlington Northern Santa Fe	10,500	631
Con-Way	1,500	27
CSX	15,900	411
Dollar Thrifty Auto Group (1)	1,000	1
Hertz Global Holdings (1)	10,100	40
J.B. Hunt Transport Services	4,800	116
Kansas City Southern Industries (1)	3,800	48
Knight Transportation	3,150	48
Landstar Systems	2,600	87
Norfolk Southern	13,000	439
Ryder System	1,700	48
Union Pacific	18,000	740
USA Truck (1)	2,400	31
Werner Enterprises	3,175	48
		2,715
Trading Companies & Distributors 0.2%		
Applied Industrial Technologies	2,475	42
Fastenal	4,600	148
GATX	2,300	47
Interline Brands (1)	3,600	30
MSC Industrial Direct, Class A	1,600	50
United Rentals (1)	2,448	10
W. W. Grainger	2,400	168
WESCO International (1)	1,700	31
		526
Total Industrials & Business Services		32,072

INFORMATION TECHNOLOGY 17.1%

Communications Equipment 2.7%

3Com (1)	16,000	49
ADC Telecommunications (1)	3,621	16
Adtran	2,600	42
Anaren (1)	1,600	18
Arris Group (1)	5,661	42
Avocent (1)	2,836	34
Blue Coat Systems (1)	3,000	36
Brocade Communications Systems (1)	17,183	59
Ciena (1)	5,463	43
Cisco Systems (1)	215,768	3,618
Commscope (1)	2,513	29
Corning	57,110	758
Ditech Networks (1)	3,600	4
Echostar, Class A (1)	2,480	37
EMS Technologies (1)	2,000	35
Emulex (1)	3,900	20
Extreme Networks (1)	10,800	16
F5 Networks (1)	3,200	67
Finisar (1)	13,400	6
Harmonic (1)	7,159	47
Harris Stratex Networks, Class A (1)	4,525	17
InterDigital (1)	2,400	62
IXIA (1)	8,100	42
JDS Uniphase (1)	43,844	142
Juniper Networks (1)	26,850	404
Lantronix, Warrant, 2/11 (1)	5	—
Motorola	81,640	345
MRV Communications (1)	8,360	3
Optical Cable (1)	16,169	39
Palm (1)	11,000	95
Plantronics	1,800	22

Polycom (1)	3,900	60
Powerwave Technologies (1)	13,537	8
QUALCOMM	60,100	2,338
SeaChange International (1)	3,200	18
Sonus Networks (1)	18,100	28
Sycamore Networks (1)	11,800	32
Tekelec (1)	3,700	49
Tellabs (1)	14,057	64
		8,744
Computers & Peripherals 4.3%		
Adaptec (1)	11,200	27
Apple (1)	33,300	3,501
Avid Technology (1)	2,400	22
Dell (1)	72,400	686
Diebold	1,600	34
Dot Hill (1)	5,900	4
Electronics for Imaging (1)	2,900	28
EMC (1)	73,576	839
Hewlett-Packard	90,818	2,912
IBM	50,090	4,853
Imation	1,300	10
Intermec (1)	2,400	25
LaserCard (1)	7,400	18
Lexmark International (1)	3,000	51
NCR (1)	4,800	38
NetApp (1)	12,700	189
Presstek (1)	6,400	13
QLogic (1)	5,422	60
Quantum (1)	8,100	6
Rackable Systems (1)	4,000	16
Rimage (1)	2,200	29
Sandisk (1)	9,500	120
Socket Mobile (1)	1,470	5

Sun Microsystems (1)	27,850	204
Teradata (1)	7,100	115
Western Digital (1)	8,600	166
		13,971
Electronic Equipment, Instruments & Components 0.6%		
Agilent Technologies (1)	12,587	193
Amphenol, Class A	6,500	185
Anixter International (1)	1,500	48
Arrow Electronics (1)	4,300	82
Avnet (1)	5,148	90
AVX	4,100	37
Benchmark Electronics (1)	2,075	23
Brightpoint (1)	6,180	26
Cogent (1)	3,100	37
Daktronics	3,600	24
Dolby Laboratories, Class A (1)	2,900	99
Electro Scientific Industries (1)	1,900	11
First Solar (1)	1,900	252
Ingram Micro, Class A (1)	4,100	52
Insight Enterprises (1)	2,050	6
Jabil Circuit	7,300	41
Maxwell Technologies (1)	5,100	35
Mercury Computer Systems (1)	3,100	17
Merix (1)	3,800	1
Molex	4,350	60
Multi Fineline Elecronix (1)	1,900	32
Napco Security Technologies (1)	15,215	16
National Instruments	2,500	47
Newport (1)	2,100	9
Nu Horizons Electronics (1)	10,950	22
Park Electrochemical	2,100	36
Plexus (1)	2,400	33
Sanmina-SCI (1)	11,412	4

Sunpower (1)	3,900	93
Sunpower, Class B (1)	1,453	29
Tech Data (1)	1,800	39
Technitrol	1,500	3
Trimble Navigation (1)	5,394	82
TTM Technologies (1)	5,800	34
Tyco Electronics	16,550	183
Vishay Intertechnology (1)	11,320	39
X-Rite (1)	11,300	12
Zygo (1)	1,900	9
		2,041
Internet Software & Services 1.5%		
Akamai Technologies (1)	7,700	149
Art Technology Group (1)	29,000	74
Earthlink (1)	5,230	34
eBay (1)	39,300	494
Google, Class A (1)	8,930	3,108
HLTH (1)	7,110	74
Monster Worldwide (1)	5,000	41
RealNetworks (1)	6,400	15
S1 (1)	5,800	30
Sonicwall (1)	3,000	13
The Knot (1)	2,500	20
United Online	4,850	22
VeriSign (1)	7,040	133
Websense (1)	2,700	32
Yahoo! (1)	52,932	678
		4,917
IT Services 1.5%		
Acxiom	4,500	33
Affiliated Computer Services, Class A (1)	3,300	158
Alliance Data Systems (1)	2,700	100

Analysts International (1)	5,700	3
Automatic Data Processing	18,700	658
Broadridge Financial Solutions	5,525	103
CACI International, Class A (1)	1,300	47
Ciber (1)	9,000	25
Cognizant Technology Solutions, Class A (1)	10,700	223
Computer Sciences (1)	5,600	206
Convergys (1)	5,200	42
CSG Systems International (1)	1,900	27
CyberSource (1)	5,406	80
DST Systems (1)	2,100	73
Fidelity National Information	7,542	137
FiServ (1)	5,675	207
Forrester Research (1)	2,100	43
Global Payments	3,360	112
Hewitt Associates, Class A (1)	3,080	92
iGate	4,600	15
Iron Mountain (1)	6,262	139
Kratos Defense & Security Solutions (1)	4,300	3
Lender Processing Services	3,771	115
Management Network Group (1)	4,400	1
Mastech Holdings (1)	3,076	6
MasterCard, Class A	2,700	452
Maximus	1,400	56
Metavante Technologies (1)	3,697	74
Moneygram International (1)	4,800	6
Paychex	11,287	290
Perot Systems, Class A (1)	3,400	44
RightNow Technologies (1)	13,900	105
Sapient (1)	7,200	32
Startek (1)	3,500	11
TeleTech Holdings (1)	2,400	26
The Hackett Group (1)	5,020	10
Total System Services	9,926	137

Unisys (1)	10,000	5
Visa, Class A	13,300	740
Western Union	29,051	365
		5,001
Office Electronics 0.1%		
Xerox	29,900	136
Zebra Technologies, Class A (1)	2,150	41
		177
Semiconductor & Semiconductor Equipment 2.5%		
Actel (1)	2,900	29
Advanced Energy Industries (1)	3,900	29
Advanced Micro Devices (1)	22,300	68
Altera	9,500	167
Amkor Technology (1)	5,800	16
Analog Devices	12,500	241
Applied Materials	51,278	551
Applied Micro Circuits (1)	5,260	26
Atheros Communications (1)	2,900	43
Atmel (1)	18,700	68
Axcelis Technologies (1)	4,714	2
Broadcom, Class A (1)	17,250	345
Brooks Automation (1)	4,854	22
Cabot Microelectronics (1)	1,664	40
Cirrus Logic (1)	8,900	33
Cognex	2,200	29
Cohu	3,800	27
Conexant Systems (1)	3,341	2
Cree (1)	3,700	87
Cymer (1)	1,200	27
Cypress Semiconductor (1)	5,300	36
Diodes (1)	2,562	27
DSP Group (1)	4,500	19

Entegris (1)	6,092	5
Fairchild Semiconductor, Class A (1)	2,600	10
FEI (1)	2,200	34
Integrated Device Technology (1)	8,050	37
Intel	200,790	3,022
International Rectifier (1)	2,900	39
Intersil, Class A	3,596	41
KLA-Tencor	5,400	108
Kopin (1)	6,500	15
Kulicke & Soffa (1)	3,700	10
Lam Research (1)	4,700	107
Lattice Semiconductor (1)	4,800	7
Linear Technology	7,600	175
LSI (1)	24,078	73
LTX Credence (1)	4,700	1
Mattson Technology (1)	3,600	3
Maxim Integrated Products	11,121	147
MEMC Electronic Materials (1)	7,500	124
Micrel	4,700	33
Microchip Technology	5,664	120
Micron Technology (1)	23,169	94
Microsemi (1)	3,400	39
MIPS Technologies (1)	4,800	14
MKS Instruments (1)	2,213	32
MoSys (1)	33,700	64
Nanometrics (1)	38,200	46
National Semiconductor	8,200	84
Novellus Systems (1)	4,000	67
NVIDIA (1)	19,900	196
Omnivision Technologies (1)	5,500	37
ON Semiconductor (1)	20,130	79
Pericom Semiconductor (1)	1,900	14
QuickLogic (1)	6,700	12
Rambus (1)	4,500	43

RF Micro Devices (1)	18,009	24
Rudolph Technologies (1)	2,800	9
Semitool (1)	4,100	11
Semtech (1)	2,600	35
Silicon Laboratories (1)	2,200	58
Silicon Storage Technology (1)	5,700	9
Skyworks Solutions (1)	7,979	64
Teradyne (1)	5,500	24
Texas Instruments	46,200	763
TriQuint Semiconductor (1)	18,390	45
Varian Semiconductor Equipment (1)	2,650	57
Xilinx	9,100	174
Zoran (1)	3,814	34
		8,173
Software 3.9%		
Activision Blizzard (1)	23,808	249
Adobe Systems (1)	20,280	434
Advent Software (1)	1,300	43
Ansys (1)	5,041	126
Ariba (1)	6,838	60
Autodesk (1)	12,100	203
Blackboard (1)	2,500	79
BMC Software (1)	6,500	214
Borland Software (1)	4,800	2
Cadence Design Systems (1)	9,100	38
Citrix Systems (1)	5,900	134
Computer Associates	13,231	233
Compuware (1)	11,000	72
Electronic Arts (1)	11,300	206
Entrust Technologies (1)	5,500	8
FactSet Research Systems	1,750	87
Fair Isaac	2,672	38
Informatica (1)	5,200	69

Intuit (1)	11,300	305
Jack Henry & Associates	2,800	46
JDA Software Group (1)	3,600	42
Macrovision Solutions (1)	2,900	52
Manhattan Associates (1)	1,500	26
McAfee (1)	8,737	293
Mentor Graphics (1)	5,000	22
Microsoft	277,350	5,095
NetScout Systems (1)	8,000	57
Novell (1)	10,034	43
Nuance Communications (1)	7,524	82
OPNET Technologies (1)	2,600	22
Oracle (1)	145,800	2,635
Parametric Technology (1)	4,480	45
Progress Software (1)	2,600	45
Quality Systems	1,600	72
Quest Software (1)	3,800	48
Red Hat (1)	16,700	298
Renaissance Learning	1,700	15
Salary.com (1)	6,200	9
Salesforce.com (1)	3,800	124
Sourcefire (1)	10,400	76
Sybase (1)	2,781	84
Symantec (1)	30,164	451
Symyx Technologies (1)	1,500	7
Synopsys (1)	4,470	93
THQ (1)	3,975	12
TiVo (1)	5,200	37
Wind River Systems (1)	10,672	68
		12,499
Total Information Technology		55,523

MATERIALS 3.5%

Chemicals 2.1%

A. Schulman	3,400	46
Air Products & Chemicals	8,000	450
Airgas	2,500	84
Arch Chemicals	1,400	26
Ashland	1,909	20
Cabot	2,000	21
Calgon Carbon (1)	6,100	86
Celanese, Series A	5,100	68
Cytec Industries	1,700	25
Dow Chemical	33,899	286
DuPont	32,809	733
Eastman Chemical	2,200	59
Ecolab	6,900	240
Ferro	3,200	5
FMC	2,600	112
Georgia Gulf	33,200	23
H.B. Fuller	2,200	29
Hawkins Chemical	5,231	81
Huntsman	4,500	14
International Flavors & Fragrances	2,600	79
Intrepid Potash (1)	5,400	100
Lubrizol	2,100	71
Minerals Technologies	900	29
Monsanto	20,660	1,717
Mosaic	6,500	273
Nalco Holding	5,400	71
NL Industries	5,600	56
OMNOVA Solutions (1)	13,900	24
PPG Industries	5,300	195
Praxair	11,400	767
Rohm & Haas	5,300	418

RPM International	3,300	42
Scotts Miracle Gro, Class A	1,400	49
Sensient Technologies	2,600	61
Sigma Aldrich	4,500	170
Spartech	6,000	15
Terra Industries	4,500	126
Valspar	3,300	66
W. R. Grace (1)	3,900	25
Zep	3,900	40
		6,802
Construction Materials 0.1%		
Eagle Materials	2,998	73
Headwaters (1)	2,900	9
Martin Marietta Materials	1,400	111
Vulcan Materials	3,966	175
		368
Containers & Packaging 0.2%		
AptarGroup	2,800	87
Ball	3,500	152
Bemis	2,400	50
Crown Cork & Seal (1)	6,400	146
Myers Industries	6,960	43
Owens-Illinois (1)	6,500	94
Packaging Corporation of America	4,000	52
Pactiv (1)	4,400	64
Rock-Tenn, Class A	2,000	54
Sealed Air	5,000	69
Sonoco Products	2,300	48
Temple-Inland	3,300	18
		877
Metals & Mining 0.9%		
AK Steel	3,500	25

Alcoa	29,220	214
Allegheny Technologies	3,950	87
Carpenter Technology	2,200	31
Cliffs Natural Resources	4,800	87
Coeur d'Alene Mines (1)	13,400	13
Commercial Metals	5,400	62
Freeport-McMoRan Copper & Gold	15,162	578
Hecla Mining (1)	7,100	14
Mines Management (1)	13,500	26
Newmont Mining	17,200	770
Nucor	12,100	462
Reliance Steel & Aluminum	3,000	79
Royal Gold	2,800	131
RTI International Metals (1)	1,000	12
Steel Dynamics	8,800	77
Stillwater Mining (1)	5,305	20
Titanium Metals	4,998	27
USX-U.S. Steel Group	5,200	110
Worthington Industries	3,400	30
		2,855
Paper & Forest Products 0.2%		
AbitiBibowater (1)	8,128	4
Buckeye Technologies (1)	6,800	15
Clearwater Paper (1)	682	6
Domtar (1)	23,200	22
Glatfelter	4,200	26
International Paper	19,684	139
Louisiana Pacific	14,200	32
MeadWestvaco	5,452	65
Neenah Paper	5,654	21
Schweitzer Mauduit	1,700	31
Wausau Paper	2,900	15

Weyerhaeuser	6,800	187
		563
Total Materials		11,465
TELECOMMUNICATION SERVICES 3.5%		
Diversified Telecommunication Services 3.0%		
AT&T	217,461	5,480
Atlantic Tele Network	1,900	36
Centurytel	3,575	101
Cincinnati Bell (1)	22,248	51
D&E Communications	5,649	30
Embarq	5,318	201
Fairpoint Communications	7,620	6
Frontier Communications	11,292	81
General Communications, Class A (1)	4,600	31
Level 3 Communications (1)	43,500	40
Paetec Holding (1)	17,000	24
Qwest Communications International	55,725	191
TW Telecom (1)	7,000	61
Verizon Communications	106,411	3,214
Windstream	15,360	124
		9,671
Wireless Telecommunication Services 0.5%		
American Tower, Class A (1)	14,920	454
Centennial Communications, Class A (1)	7,200	59
Crown Castle International (1)	9,337	191
Leap Wireless International (1)	2,400	84
MetroPCS Communications (1)	8,700	149
NII Holdings (1)	6,300	94
SBA Communications (1)	5,400	126
Sprint Nextel, Series 1 (1)	105,862	378
Telephone & Data Systems	4,000	106

U. S. Cellular (1)	1,600	53
		1,694
Total Telecommunication Services		11,365

UTILITIES 4.3%

Electric Utilities 2.2%

Allegheny Energy	6,800	157
ALLETE	1,733	46
American Electric Power	14,740	372
Central Vermont Public Service	1,900	33
Cleco	4,000	87
DPL	4,700	106
Duke Energy	47,752	684
Edison International	12,000	346
El Paso Electric (1)	3,900	55
Empire District Electronics	4,300	62
Entergy	6,700	456
Exelon	25,324	1,149
FirstEnergy	11,160	431
FPL Group	15,200	771
Great Plains Energy	5,870	79
Hawaiian Electric Industries	4,100	56
IdaCorp	3,700	86
Madison Gas & Electric	2,900	91
NV Energy	8,200	77
Pinnacle West Capital (1)	3,200	85
Potomac Electric Power	8,300	104
PPL	14,100	405
Progress Energy	9,530	346
Southern Company	27,600	845
Unisource Energy	2,300	65
United Illuminating	1,666	37

Westar Energy	4,200	74
		7,105
Gas Utilities 0.4%		
AGL Resources	3,400	90
Atmos Energy	6,200	143
EQT	4,600	144
Laclede Gas	2,100	82
National Fuel Gas Company	2,800	86
NICOR	1,800	60
Oneok	5,200	118
Piedmont Natural Gas	3,700	96
Questar	6,200	182
UGI	5,400	128
Washington Gas Light	3,000	98
		1,227
Independent Power Producers & Energy Traders 0.2%		
AES (1)	26,255	152
Constellation Energy Group	8,900	184
Dynegy, Class A (1)	21,015	30
Mirant (1)	7,700	88
NRG Energy (1)	10,900	192
		646
Multi-Utilities 1.4%		
Alliant Energy	4,300	106
Ameren	7,800	181
Avista	3,800	52
Black Hills	2,700	48
CenterPoint Energy	11,200	117
CH Energy Group	1,900	89
CMS Energy	6,900	82
Consolidated Edison	9,700	384
Dominion Resources	21,440	664

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Total Equity Market Index Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the entire U.S. stock market, as represented by S&P Total Market Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2009:

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At March 31, 2009, the value of loaned securities was $716,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2009, the cost of investments for federal income tax purposes was $415,602,000. Net unrealized loss aggregated $90,024,000 at period-end, of which $36,983,000 related to appreciated investments and $127,007,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE EQUITY INDEX 500 FUND

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/$Par	Value
COMMON STOCKS 97.8%		
CONSUMER DISCRETIONARY 8.6%		
Auto Components 0.1%		
Goodyear Tire & Rubber (1)	270,050	1,690
Johnson Controls	616,387	7,397
		9,087
Automobiles 0.2%		
Ford Motor (1)(2)	2,484,528	6,534
GM (2)	678,566	1,316
Harley-Davidson	229,990	3,080
		10,930
Distributors 0.1%		
Genuine Parts	167,712	5,008
		5,008
Diversified Consumer Services 0.2%		
Apollo Group, Class A (1)	113,139	8,862
H&R Block	356,938	6,493
		15,355
Hotels, Restaurants & Leisure 1.5%		
Carnival	457,598	9,884
Darden Restaurants	144,952	4,966
International Game Technology	298,064	2,748
Marriott, Class A	294,910	4,825
McDonald's	1,172,064	63,959
Starbucks (1)	773,286	8,591
Starwood Hotels & Resorts Worldwide	180,045	2,287
Wyndham Worldwide	214,917	903
Wynn Resorts (1)	65,400	1,306
Yum! Brands	485,820	13,350
		112,819

Household Durables 0.4%		
Black & Decker	67,934	2,144
Centex	128,792	966
D. R. Horton	289,600	2,809
Fortune Brands	154,089	3,783
Harman International	63,900	864
KB Home	80,224	1,057
Leggett & Platt	162,796	2,115
Lennar, Class A	143,500	1,078
Newell Rubbermaid	272,225	1,737
Pulte	221,472	2,421
Snap-On	64,700	1,624
Stanley Works	89,517	2,607
Whirlpool	76,008	2,249
		25,454
Internet & Catalog Retail 0.4%		
Amazon.com (1)	337,900	24,815
Expedia (1)	238,600	2,167
		26,982
Leisure Equipment & Products 0.1%		
Eastman Kodak	301,462	1,146
Hasbro	126,821	3,179
Mattel	369,819	4,264
		8,589
Media 2.4%		
CBS, Class B	783,967	3,010
Comcast, Class A	3,023,976	41,247
DIRECTV (1)	566,800	12,917
Disney	1,952,168	35,451
Gannett	213,498	470
Interpublic Group (1)	489,600	2,017

McGraw-Hill	325,924	7,454
Meredith	44,576	742
New York Times, Class A	105,291	476
News Corporation, Class A	2,447,489	16,202
Omnicom	323,566	7,572
Scripps Networks Interactive, Class A	93,100	2,096
Time Warner	1,243,881	24,007
Time Warner Cable	367,226	9,107
Viacom, Class B (1)	629,267	10,937
Washington Post, Class B	7,200	2,571
		176,276
Multiline Retail 0.8%		
Big Lots (1)	85,834	1,784
Family Dollar Stores	148,409	4,952
J.C. Penney	227,822	4,572
Kohl's (1)	319,322	13,514
Macys	426,984	3,800
Nordstrom	171,202	2,868
Sears (1)	58,219	2,661
Target	788,417	27,114
		61,265
Specialty Retail 2.0%		
Abercrombie & Fitch, Class A	90,900	2,163
Autonation (1)	115,851	1,608
AutoZone (1)	41,045	6,675
Bed Bath & Beyond (1)	275,722	6,824
Best Buy	359,613	13,651
GameStop, Class A (1)	166,100	4,654
GAP	494,701	6,426
Home Depot	1,785,895	42,076
Lowes	1,547,718	28,246
O'Reilly Automotive (1)	43,400	1,519

Office Depot (1)	329,839	432
RadioShack	128,143	1,098
Sherwin-Williams	103,199	5,363
Staples	760,271	13,769
The Limited	284,301	2,473
Tiffany & Company	131,907	2,844
TJX	443,864	11,381
		151,202
Textiles, Apparel & Luxury Goods 0.4%		
Coach (1)	337,390	5,635
Nike, Class B	405,870	19,031
Polo Ralph Lauren, Class A	57,400	2,425
V. F.	92,827	5,301
		32,392
Total Consumer Discretionary		635,359
CONSUMER STAPLES 12.5%		
Beverages 2.7%		
Brown-Forman, Class B	105,113	4,081
Coca-Cola	2,086,232	91,690
Coca-Cola Enterprises	320,474	4,227
Constellation Brands, Class A (1)	199,400	2,373
Dr. Pepper Snapple (1)	265,700	4,493
Molson Coors Brewing, Class B	158,112	5,420
Pepsi Bottling Group	140,244	3,105
PepsiCo	1,630,765	83,952
		199,341
Food & Staples Retailing 3.4%		
Costco Wholesale	455,707	21,108
CVS Caremark	1,527,951	42,003
Kroger	685,353	14,543

Safeway	449,481	9,075
SUPERVALU	214,882	3,069
Sysco	621,604	14,173
Wal-Mart	2,341,357	121,985
Walgreen	1,043,560	27,091
Whole Foods Market	140,900	2,367
		255,414
Food Products 1.8%		
Archer Daniels Midland	672,616	18,685
Campbell Soup	214,749	5,876
ConAgra	470,061	7,930
Dean Foods (1)	162,600	2,940
General Mills	345,929	17,255
H.J. Heinz	328,959	10,875
Hershey Foods	178,306	6,196
Hormel Foods	70,519	2,236
J.M. Smucker	122,300	4,558
Kellogg	265,036	9,708
Kraft Foods, Class A	1,541,653	34,363
McCormick	136,505	4,036
Sara Lee	726,308	5,869
Tyson Foods, Class A	304,100	2,856
		133,383
Household Products 2.7%		
Clorox	141,997	7,310
Colgate-Palmolive	523,791	30,893
Kimberly-Clark	436,640	20,134
Procter & Gamble	3,068,360	144,489
		202,826
Personal Products 0.2%		
Avon	438,461	8,432

Estee Lauder, Class A	121,300	2,990
		11,422
Tobacco 1.7%		
Altria Group	2,166,206	34,702
Lorillard	176,800	10,916
Philip Morris International	2,099,006	74,683
Reynolds American	174,598	6,257
		126,558
Total Consumer Staples		928,944
ENERGY 12.8%		
Energy Equipment & Services 1.6%		
Baker Hughes	321,596	9,182
BJ Services	306,922	3,054
Cameron International (1)	227,500	4,989
Diamond Offshore Drilling	70,400	4,425
ENSCO International	149,900	3,957
Halliburton	938,108	14,513
Nabors Industries (1)	290,892	2,906
National Oilwell Varco (1)	436,654	12,536
Noble Drilling	72,260	1,741
Rowan	127,295	1,524
Schlumberger	1,247,918	50,690
Smith International	230,600	4,953
		114,470
Oil, Gas & Consumable Fuels 11.2%		
Anadarko Petroleum	483,340	18,797
Apache	352,537	22,594
Cabot Oil & Gas	109,800	2,588
Chesapeake Energy	588,300	10,036
Chevron	2,082,121	140,002

ConocoPhillips	1,545,413	60,518
CONSOL Energy	189,500	4,783
Denbury Resources (1)	19,946	296
Devon Energy	465,612	20,808
El Paso	716,872	4,481
EOG Resources	261,154	14,301
ExxonMobil	5,162,882	351,592
Hess	297,552	16,127
Marathon Oil	740,082	19,457
Massey Energy	87,300	884
Murphy Oil	199,600	8,936
Noble Energy	182,100	9,812
Occidental Petroleum	848,194	47,202
Peabody Energy	280,400	7,021
Pioneer Natural Resources	127,700	2,103
Range Resources	165,600	6,816
Southwestern Energy (1)	359,000	10,659
Spectra Energy	674,837	9,542
Sunoco	123,774	3,278
Tesoro Petroleum	143,300	1,930
Valero Energy	533,834	9,556
Williams Companies	610,270	6,945
XTO Energy	609,073	18,650
		829,714
Total Energy		944,184
FINANCIALS 10.5%		
Capital Markets 2.5%		
Ameriprise Financial	223,239	4,574
Bank of New York Mellon	1,199,072	33,874
Charles Schwab	973,199	15,085
E*TRADE Financial (1)	818,351	1,048
Federated Investors, Class B	88,451	1,969

Franklin Resources	156,737	8,443
Goldman Sachs	480,024	50,892
Invesco	393,900	5,459
Janus Capital Group	183,315	1,219
Legg Mason	148,900	2,368
Morgan Stanley	1,121,124	25,528
Northern Trust	236,232	14,131
State Street	446,723	13,750
T. Rowe Price Group (3)	264,552	7,635
		185,975
Commercial Banks 1.8%		
BB&T	588,958	9,965
Comerica	150,585	2,757
Fifth Third Bancorp	554,196	1,618
First Horizon National	218,999	2,352
Huntington Bancshares	400,258	665
KeyCorp	506,984	3,990
M & T Bank	80,572	3,645
Marshall & Ilsley	277,207	1,561
PNC Financial Services Group	442,657	12,965
Regions Financial	758,065	3,229
SunTrust	362,511	4,256
U.S. Bancorp	1,828,822	26,719
Wells Fargo	4,411,127	62,815
Zions Bancorp	126,028	1,239
		137,776
Consumer Finance 0.4%		
American Express	1,210,599	16,500
Capital One Financial	402,424	4,926
Discover Financial	502,062	3,168
SLM Corporation (1)	485,824	2,405
		26,999

Diversified Financial Services 2.7%

Bank of America	6,647,665	45,337
CIT Group	422,848	1,205
Citigroup (2)	5,699,292	14,419
CME Group	68,836	16,961
IntercontinentalExchange (1)	76,300	5,682
JPMorgan Chase	3,911,913	103,979
Leucadia National (1)	184,700	2,750
Moody's	194,888	4,467
NASDAQ OMX Group (1)	139,800	2,737
NYSE Euronext	268,300	4,803
		202,340

Insurance 2.1%

Aflac	488,284	9,453
Allstate	556,667	10,660
American International Group	2,333,617	2,334
Aon	287,795	11,748
Assurant	121,700	2,651
Chubb	367,988	15,573
Cincinnati Financial	170,323	3,895
Genworth Financial, Class A	538,500	1,023
Hartford Financial Services	329,475	2,586
Lincoln National	265,681	1,778
Loews	377,382	8,340
Marsh & McLennan	543,293	11,002
MBIA (1)	257,686	1,180
MetLife	851,224	19,382
Principal Financial Group	260,692	2,133
Progressive Corporation (1)	707,160	9,504
Prudential Financial	442,395	8,414
The Travelers Companies	611,296	24,843
Torchmark	88,164	2,313
Unum Group	335,629	4,195

XL Capital, Class A	355,676	1,942
		154,949
Real Estate Investment Trusts (REITs) 0.8%		
Apartment Investment & Management, Class A, REIT	143,218	785
Avalonbay Communities, REIT	83,463	3,928
Boston Properties, REIT	128,800	4,512
Developers Diversified Realty, REIT	165,700	353
Equity Residential, REIT	283,875	5,209
HCP, REIT	264,000	4,712
Health Care, REIT	116,800	3,573
Host Hotels And Resorts, REIT	540,300	2,118
Kimco Realty, REIT	246,600	1,879
Plum Creek Timber, REIT	174,468	5,072
ProLogis, REIT	278,921	1,813
Public Storage, REIT	135,000	7,459
Simon Property Group, REIT	260,402	9,020
Ventas, REIT	145,300	3,285
Vornado Realty Trust, REIT	146,188	4,859
		58,577
Real Estate Management & Development 0.0%		
CB Richard Ellis Group, Class A (1)	291,900	1,176
		1,176
Thrifts & Mortgage Finance 0.2%		
Hudson City Bancorp	556,700	6,508
Peoples United Financial	382,600	6,875
		13,383
Total Financials		781,175
HEALTH CARE 15.0%		
Biotechnology 2.1%		
Amgen (1)	1,086,632	53,810

Biogen Idec (1)	310,259	16,264
Celgene (1)	481,752	21,390
Cephalon (1)	72,200	4,917
Genzyme (1)	285,635	16,964
Gilead Sciences (1)	953,134	44,149
		157,494

Health Care Equipment & Supplies 2.3%

Baxter International	643,149	32,942
Becton, Dickinson & Company	250,512	16,844
Boston Scientific (1)	1,550,429	12,326
C.R. Bard	105,554	8,415
Covidien	525,636	17,472
Dentsply International	150,800	4,049
Hospira (1)	165,462	5,106
Intuitive Surgical (1)	40,800	3,891
Medtronic	1,167,727	34,413
St. Jude Medical (1)	360,421	13,094
Stryker	250,451	8,525
Varian Medical Systems (1)	125,300	3,814
Zimmer Holdings (1)	232,181	8,475
		169,366

Health Care Providers & Services 2.1%

Aetna	476,322	11,589
AmerisourceBergen	164,562	5,375
Cardinal Health	379,502	11,947
CIGNA	281,528	4,952
Coventry Health Care (1)	147,100	1,903
DaVita (1)	108,300	4,760
Express Scripts (1)	261,280	12,063
Humana (1)	174,454	4,550
Laboratory Corporation of America (1)	113,100	6,615
McKesson	289,459	10,143

Medco (1)	511,392	21,141
Patterson Companies (1)	89,600	1,690
Quest Diagnostics	164,596	7,815
Tenet Healthcare (1)	408,833	474
UnitedHealth Group	1,273,446	26,653
WellPoint (1)	519,074	19,709
		151,379
Health Care Technology 0.0%		
IMS Health	186,218	2,322
		2,322
Life Sciences Tools & Services 0.4%		
Life Technologies (1)	178,851	5,809
Millipore (1)	57,340	3,292
PerkinElmer	115,000	1,468
Thermo Fisher Scientific (1)	435,707	15,542
Waters Corporation (1)	101,135	3,737
		29,848
Pharmaceuticals 8.1%		
Abbott Laboratories	1,619,117	77,232
Allergan	321,632	15,361
Bristol Myers Squibb	2,075,910	45,504
Eli Lilly	1,061,480	35,464
Forest Laboratories (1)	316,714	6,955
Johnson & Johnson	2,895,990	152,329
King Pharmaceuticals (1)	250,975	1,775
Merck	2,210,664	59,135
Mylan (1)	320,205	4,294
Pfizer	7,071,614	96,315
Schering-Plough	1,699,666	40,027
Watson Pharmaceuticals (1)	109,319	3,401

Building Products 0.0%		
Masco	369,454	2,579
		2,579
Commercial Services & Supplies 0.5%		
Avery Dennison	115,477	2,580
Cintas	141,011	3,486
Pitney Bowes	213,038	4,974
R.R. Donnelley	201,042	1,474
Republic Services	325,606	5,584
Stericycle (1)	92,400	4,410
Waste Management	519,510	13,300
		35,808
Construction & Engineering 0.2%		
Fluor	190,790	6,592
Jacobs Engineering Group (1)	130,100	5,029
		11,621
Electrical Equipment 0.4%		
Cooper Industries, Class A	177,142	4,581
Emerson Electric	785,360	22,445
Rockwell Automation	147,846	3,229
		30,255
Industrial Conglomerates 2.0%		
3M	725,601	36,077
GE	11,027,368	111,487
Textron	235,790	1,353
Tyco International	99,893	1,954
		150,871
Machinery 1.4%		
Caterpillar	625,384	17,486
Cummins Engine	208,896	5,316

Danaher	267,119	14,483
Deere	440,596	14,482
Dover	198,509	5,237
Eaton	172,402	6,355
Flowserve	59,400	3,334
Illinois Tool Works	403,578	12,450
Ingersoll-Rand, Class A	337,596	4,659
Manitowoc	151,576	496
PACCAR	375,708	9,678
Pall	128,642	2,628
Parker Hannifin	171,508	5,828
		102,432
Professional Services 0.1%		
Dun & Bradstreet	55,500	4,273
Equifax	130,745	3,197
Robert Half International	162,262	2,893
		10,363
Road & Rail 0.9%		
Burlington Northern Santa Fe	287,635	17,301
CSX	404,804	10,464
Norfolk Southern	377,769	12,750
Ryder System	58,493	1,656
Union Pacific	522,376	21,475
		63,646
Trading Companies & Distributors 0.1%		
Fastenal	139,500	4,485
W. W. Grainger	68,832	4,831
		9,316
Total Industrials & Business Services		703,576

INFORMATION TECHNOLOGY 17.6%

Communications Equipment 2.9%

Ciena (1)	95,915	746
Cisco Systems (1)	6,108,109	102,433
Corning	1,622,469	21,530
JDS Uniphase (1)	230,170	748
Juniper Networks (1)	536,000	8,072
Motorola	2,364,936	10,004
Qualcomm	1,727,385	67,213
Tellabs (1)	419,479	1,921
		212,667

Computers & Peripherals 5.1%

Apple (1)	931,632	97,933
Dell (1)	1,799,924	17,063
EMC (1)	2,102,663	23,970
Hewlett-Packard	2,508,243	80,414
IBM	1,404,458	136,078
Lexmark International, Class A (1)	83,309	1,406
NetApp (1)	341,123	5,062
QLogic (1)	129,478	1,440
Sandisk (1)	233,400	2,953
Sun Microsystems (1)	758,477	5,552
Teradata (1)	181,898	2,950
		374,821

Electronic Equipment, Instruments & Components 0.3%

Agilent Technologies (1)	368,236	5,660
Amphenol, Class A	186,700	5,319
FLIR Systems (1)	154,900	3,172
Jabil Circuit	234,374	1,303
Molex	148,476	2,040

Tyco Electronics	481,036	5,311
		22,805
Internet Software & Services 1.7%		
Akamai Technologies (1)	177,900	3,451
eBay (1)	1,128,443	14,173
Google, Class A (1)	251,000	87,363
Monster Worldwide (1)	125,953	1,027
VeriSign (1)	198,100	3,738
Yahoo! (1)	1,465,996	18,780
		128,532
IT Services 1.1%		
Affiliated Computer Services, Class A (1)	102,853	4,926
Automatic Data Processing	536,981	18,880
Cognizant Technology Solutions, Class A (1)	305,300	6,347
Computer Sciences (1)	161,311	5,943
Convergys (1)	127,906	1,034
Fidelity National Information	195,500	3,558
Fiserv (1)	165,615	6,038
Iron Mountain (1)	184,500	4,090
Mastercard, Class A	75,500	12,645
Paychex	336,505	8,638
Total System Services	203,862	2,815
Western Union	731,203	9,191
		84,105
Office Electronics 0.1%		
Xerox	892,256	4,060
		4,060
Semiconductor & Semiconductor Equipment 2.5%		
Advanced Micro Devices (1)	632,306	1,929
Altera	307,716	5,400
Analog Devices	306,474	5,906

Symantec (1)	856,567	12,797
		292,144
Total Information Technology		1,303,041

MATERIALS 3.2%

Chemicals 2.0%

Air Products & Chemicals	216,183	12,160
CF Industries	50,200	3,571
Dow Chemical	946,799	7,982
DuPont	936,423	20,910
Eastman Chemical	75,104	2,013
Ecolab	173,889	6,039
International Flavors & Fragrances	79,454	2,420
Monsanto	572,252	47,554
PPG Industries	170,923	6,307
Praxair	320,339	21,556
Rohm & Haas	129,268	10,192
Sigma Aldrich	129,136	4,880
		145,584

Construction Materials 0.1%

Vulcan Materials	118,883	5,265
		5,265

Containers & Packaging 0.2%

Ball	102,902	4,466
Bemis	110,352	2,314
Owens-Illinois (1)	174,100	2,514
Pactiv (1)	131,073	1,912
Sealed Air	156,840	2,165
		13,371

Metals & Mining 0.8%

AK Steel	96,200	685

Alcoa	1,002,383	7,358
Allegheny Technologies	101,249	2,220
Freeport-McMoRan Copper & Gold	436,643	16,640
Newmont Mining	452,580	20,257
Nucor	331,512	12,654
Titanium Metals	88,600	485
USX-U.S. Steel Group	121,194	2,561
		62,860
Paper & Forest Products 0.1%		
International Paper	444,723	3,131
MeadWestvaco	178,269	2,137
Weyerhaeuser	224,192	6,181
		11,449
Total Materials		238,529
TELECOMMUNICATION SERVICES 3.9%		
Diversified Telecommunication Services 3.6%		
AT&T	6,175,900	155,633
Centurytel	110,975	3,121
Embarq	150,011	5,678
Frontier Communications	326,113	2,341
Qwest Communications International	1,507,619	5,156
Verizon Communications	2,979,493	89,981
Windstream	461,809	3,722
		265,632
Wireless Telecommunication Services 0.3%		
American Tower Systems, Class A (1)	414,180	12,604
Sprint Nextel (1)	2,980,524	10,640
		23,244
Total Telecommunication Services		288,876

UTILITIES 4.2%

Electric Utilities 2.4%		
Allegheny Energy	170,195	3,943
American Electric Power	423,244	10,691
Duke Energy	1,344,874	19,259
Edison International	338,544	9,753
Entergy	198,521	13,517
Exelon	690,410	31,338
FirstEnergy	319,268	12,324
FPL Group	428,882	21,757
Northeast Utilities	176,700	3,815
Pinnacle West Capital	106,126	2,819
Potomac Electric Power	229,400	2,863
PPL	392,658	11,273
Progress Energy	289,851	10,510
Southern Company	818,286	25,056
		178,918
Gas Utilities 0.1%		
EQT	101,529	3,181
NICOR	54,164	1,800
Questar	183,100	5,389
		10,370
Independent Power Producers & Energy Traders 0.1%		
AES (1)	683,893	3,973
Constellation Energy Group	206,560	4,268
Dynegy, Class A (1)	451,736	637
		8,878
Multi-Utilities 1.6%		
Ameren	220,664	5,117
CenterPoint Energy	359,929	3,754
CMS Energy	235,920	2,793

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Index 500 Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index®.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2009:

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At March 31, 2009, the value of loaned securities was $21,867,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2009, the cost of investments for federal income tax purposes was $10,321,664,000. Net unrealized loss aggregated $2,886,880,000 at period-end, of which $382,688,000 related to appreciated investments and $3,269,568,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

Consistent with its investment objective, the fund may invest in T. Rowe Price Group, Inc. Additionally, the fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2009

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2009